As filed with the Securities and Exchange Commission on March 1, 2019

1933 Act File No. 333-173167

1940 Act File No. 811-22540

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 58	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 59	☒
(Check appropriate box or boxes.)

FQF TRUST

(Exact name of Registrant as Specified in Charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 292-9801

Name and Address of Agent for Service:	With Copies to:
William DeRoche, President	Kelly A. Muschett	Corey F. Rose
53 State Street	Vice President, Legal Counsel	Dechert LLP
Suite 1308	AGF Investments Inc.	1900 K. Street, NW
Boston, MA 02109	66 Wellington Street West, 31st Floor Toronto, Ontario, Canada M5K 1E9	Washington, D.C. 20006-1110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on _______ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____ pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on ____ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion

Preliminary Prospectus dated March 1, 2019

Prospectus

AGFiQ Global Infrastructure ETF — ([    ])

AGFiQ Dynamic Hedged U.S. Equity ETF — ([    ])

[    ], 2019

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE CLASSES OF SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Fund shares are not individually redeemable and may be purchased or redeemed from each Fund in Creation Units only. Individual Fund shares are listed for trading on [NYSE Arca, Inc.] (“Exchange”). The purchase and sale price of individual Fund shares trading on the Exchange may be below, at or above the most recently calculated net asset value for such Fund shares.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as your brokerage firm).

Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive reports in paper may apply to all funds held in your account(s) that you invest in through your financial intermediary.

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Fund Summaries

AGFiQ Global Infrastructure ETF

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses

The below table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	[ ]	%
Dividend, Interest and Brokerage Expenses on Short Positions	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Fee Waiver and Expense Reimbursement(1)	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	[ ]	%

(1)	The Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least [ ], so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of the Fund are limited to [ ]% of average net assets. This undertaking can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for a period of 36 months following such waiver or reimbursement, provided that repayment does not cause the Operating Expenses to exceed the lower of [ ]% of the Fund’s average net assets and the expense cap in place at the time of the Adviser’s waiver or reimbursement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, no portfolio turnover rate information is available.

1

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of infrastructure-related companies located throughout the world, including the U.S., and infrastructure-related investments.

A company is considered to be an infrastructure-related company if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication, utilities and other services required for the normal operation, function, growth or development of a community or economy. Infrastructure assets are physical structures and networks that provide these necessary services, including, for example, transportation assets (e.g., roads and bridges), energy assets (e.g., oil and gas pipelines), utility assets (e.g., electric, gas and water distribution facilities and networks), social assets (e.g., hospitals and schools) and communications assets (e.g., communication towers, satellites and communication networks). Infrastructure-related investments include securities issued to finance or build any infrastructure assets or projects.

The Fund generally invests in shares of companies located throughout the world, including in the United States. Under normal market conditions, the Fund will invest at least 40% of its net assets, unless market conditions are deemed unfavorable by the Adviser in companies that are economically tied to non-U.S. countries, including by being organized outside of the United States or conducting substantial business outside of the United States. The Fund will normally maintain investments in companies economically tied to a minimum of three countries, one of which may be the United States.

The Fund may invest in issuers located in emerging market countries. The Adviser defines emerging market countries to mean those countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and those countries that are included in the MSCI Frontier Market Index.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by using a proprietary, multi-factor quantitative model to evaluate securities of issuers in the infrastructure group of industries by evaluating and ranking equity securities based on factors that identify growth, value, quality and risk characteristics. The Adviser also incorporates constraints/controls (in relation to country, industry, group, sector and individual security concentrations) that are designed to foster portfolio diversification, liquidity and risk mitigation.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and is designed for inclusion in a diversified investment portfolio. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Infrastructure Investment Risk: The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.

Foreign Securities Risk: Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Foreign markets, especially those in less developed economies, are generally more illiquid than U.S. markets, meaning that it could be harder for the Fund to dispose of a particular security than if it were traded on a U.S. exchange. Foreign securities markets may also have high transaction costs, limited legal recourse, and unreliable or untimely information. The value of foreign securities may also be adversely affected by changes in currency exchange rates.

2

Foreign Currency Risk: Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. A stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Depositary Receipts Risk: Depositary receipts subject the Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers. In addition, because the underlying securities may be trading on a non-U.S. market, the value of the underlying security may decline, sometimes rapidly, at a time when U.S. markets are closed and the Adviser may not be able to take appropriate actions to mitigate losses to the Fund.

Emerging Markets Risk: Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Emerging market economies generally have less developed and more volatile securities trading markets with untimely and unreliable information. Emerging market economies also generally have less developed legal and accounting systems, and a greater likelihood of nationalization or confiscation of assets and companies than do developed economies. These same risks exist and may be greater in frontier markets.

ETF Risks

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may purchase and redeem shares directly from the Fund (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face trading halts and/or delisting from the NYSE Arca, Inc. (“Exchange”). Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.

Flash Crash Risk: Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days.

Premium/Discount Risk: Fund shares may trade at prices that are above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Although market makers will generally take advantage of differences between the NAV and the trading price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. Decisions by market makers or Authorized Participants to reduce their role or “step away” from market making or creation/redemption activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid/ask spreads for Fund shares. Large bid/ask spreads may adversely impact the performance of an investment in the Fund.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

3

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. government, the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Cash Transactions Risk: The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects creations and redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to Authorized Participants in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.

New Fund Risk: The Fund is newly organized with limited operating history and there can be no assurance that the Fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.

Liquidation Risk: If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Fund shares at an inopportune time and shareholders may lose money and/or be taxed on their investment.

Portfolio Turnover Risk: The Fund’s investment strategy may result in high portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Performance Information

Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information for the Fund has been provided.

Management

Investment Adviser: FFCM LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since 2019	Co-Portfolio Manager
Philip Lee, Ph.D.	Since 2019	Co-Portfolio Manager
Josh Belko, CFA	Since 2019	Co-Portfolio Manager

4

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and, because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of securities and/or cash that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or long-term capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Investment in the Fund through such an arrangement may be taxed later upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

AGFiQ Dynamic Hedged U.S. Equity ETF

Investment Objective

The Fund seeks to provide long-term capital appreciation and maintain lower than market volatility.

Fees and Expenses

The below table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	[ ]	%
Dividend, Interest and Brokerage Expenses on Short Positions	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Fee Waiver and Expense Reimbursement(1)	[ ]	%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	[ ]	%

(1)	The Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least [ ], so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of the Fund are limited to [ ]% of average net assets. This undertaking can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for a period of 36 months following such waiver or reimbursement, provided that repayment does not cause the Operating Expenses to exceed the lower of [ ]% of the Fund’s average net assets and the expense cap in place at the time of the Adviser’s waiver or reimbursement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, no portfolio turnover rate information is available.

6

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers economically tied to the United States. The Fund will operate as a “fund-of-funds” by investing primarily in sector-based exchange-traded funds (“ETFs”) and other ETFs.

The Fund is an actively managed ETF that seeks to achieve its investment objective by using proprietary, multi-factor quantitative models that use fundamental factors and market risk measurement factors to establish allocation to primary sectors of the S&P 500® Index, as well as cash and cash equivalents. The primary sectors of the S&P 500® Index include: consumer discretionary, consumer staples, communications services, energy, financials, healthcare, industrials, materials, real estate, technology, and utilities.  The sector allocation model is driven by factors related to size, valuation and momentum. The market risk model uses, among other data, price and return data to generate a proprietary equity risk indicator. A consolidated model, which overlays the equity risk indicator onto the sector allocation model, helps determine final allocations for the strategy.

The Fund seeks to provide risk controls in down markets, through embedded downside risk management, in order to protect capital in periods of falling equity markets, and enhanced alpha in up markets. To seek to provide risk controls in down markets, the Fund will invest in the AGFiQ U.S. Market Neutral Anti-Beta Fund, an ETF which is also managed by the Adviser and may also invest in similar ETFs available in the marketplace as well as fixed income securities and ETFs, money market securities and Treasury Bills.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and is designed for inclusion in a diversified investment portfolio. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Hedging Risk: The Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful, and even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position.

ETF Risks

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may purchase and redeem shares directly from the Fund (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face trading halts and/or delisting from the NYSE Arca, Inc. (“Exchange”). Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.

Flash Crash Risk: Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days.

Premium/Discount Risk: Fund shares may trade at prices that are above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Although market makers will generally take advantage of differences between the NAV and the trading price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. Decisions by market makers or Authorized Participants to reduce their role or “step away” from market making or creation/redemption activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid/ask spreads for Fund shares. Large bid/ask spreads may adversely impact the performance of an investment in the Fund.

7

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Investments in Exchange-Traded Funds Risk: The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. ETFs in which the Fund invests are also generally subject to the ETF Risks described above. In addition, the Fund bears its proportionate share of the fees and expenses of the underlying ETF, which may have an adverse impact on the Fund’s operating expenses and performance and may affect the value of your investment. To the extent the Fund invests significantly in the AGFiQ U.S. Market Neutral Anti-Beta Fund, which is also managed by the Adviser (the “Market Neutral ETF”), it will be subject to the following risks applicable to investing in the Market Neutral ETF:

Anti-Beta Risk: There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Market Neutral ETF will not be invested in the less volatile securities in the universe. In addition, the Market Neutral ETF may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe. Volatile stocks are subject to sharp swings in price.

Leverage Risk: The Market Neutral ETF’s use of short selling and swap agreements allows the Market Neutral ETF to obtain investment exposures greater than its NAV by a significant amount, i.e. use leverage. Use of leverage tends to magnify increases or decreases in the Market Neutral ETF’s returns and may lead to a more volatile share price. Leverage may magnify the Market Neutral ETF’s gains or losses.

Market Neutral Style Risk: During a ‘‘bull’’ market, when most equity securities and long-only equity ETFs are increasing in value, the Market Neutral ETF’s short positions will likely cause the Market Neutral ETF to underperform the overall U.S. equity market and long-only ETFs. In addition, because the Market Neutral ETF employs a dollar-neutral strategy to achieve market neutrality, the beta of the Market Neutral ETF (i.e., the relative volatility of the Market Neutral ETF as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk: The Market Neutral ETF is managed with a passive investment strategy, attempting to track the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index. As a result, the Market Neutral ETF expects to hold constituent securities of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index regardless of their current or projected performance, which could cause the Market Neutral ETF’s return to be lower than if the Market Neutral ETF employed an active strategy.

Short Sale Risk: If the Market Neutral ETF sells a stock short and subsequently has to buy the security back at a higher price, the Market Neutral ETF will realize a loss on the transaction. The amount the Market Neutral ETF could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Market Neutral ETF to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the highest betas within each sector) outperforms the long portfolio (made up of the securities with the lowest betas within each sector), the performance of the Market Neutral ETF would be negatively affected. In addition, when the Market Neutral ETF is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Market Neutral ETF may maintain high levels of cash or liquid assets.

8

Single Factor Risk: The Market Neutral ETF invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment in the Market Neutral ETF is not a complete investment program.

Tracking Error Risk: The investment performance of the Market Neutral ETF may diverge from that of its target index due to, among other things, fees and expenses paid by the Market Neutral ETF that are not reflected in its target index. If the Market Neutral ETF is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions, the investment performance of the Market Neutral ETF will likely diverge from that of its target index.

Asset Allocation Risk: If the Fund’s strategy for allocating assets among underlying ETFs does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the underlying ETFs may not be complementary, which could adversely affect the performance of the Fund.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. government, the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Cash Transactions Risk: The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects creations and redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to Authorized Participants in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.

New Fund Risk: The Fund is newly organized with limited operating history and there can be no assurance that the Fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.

Liquidation Risk: If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Fund shares at an inopportune time and shareholders may lose money and/or be taxed on their investment.

Portfolio Turnover Risk: The Fund’s investment strategy may result in high portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

9

Performance Information

Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information for the Fund has been provided.

Management

Investment Adviser: FFCM LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since 2019	Co-Portfolio Manager
Philip Lee, Ph.D.	Since 2019	Co-Portfolio Manager
Josh Belko, CFA	Since 2019	Co-Portfolio Manager

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and, because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of securities and/or cash that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or long-term capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Investment in the Fund through such an arrangement may be taxed later upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More Information About the Funds

More Information About the Funds’ Investment Objectives

Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval with at least 60 days’ notice to shareholders.

More Information About the Funds’ Principal Investment Strategies

The Funds are factor-based investments. Generally speaking, a “factor” is an attribute or characteristic of a security or a group of securities in a particular universe as compared to the other securities in that same universe. Factor-based investing generally implies investing in a group of securities because they exhibit a particular attribute or characteristic. Examples of investment factors include dividends, momentum, value, size and beta.

A Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, a Fund may not be able to invest in certain securities due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, a Fund may not achieve its investment objective with the same degree of accuracy as it otherwise would. Investments in securities and financial instruments may be used by the Funds in managing cash flows.

More Information About the Funds’ Principal Investment Risks

There can be no guarantee that a Fund will achieve its investment objective. Each Fund is an exchange-traded fund (“ETF”), not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. A Fund is not a complete investment program and is designed for inclusion in a diversified investment portfolio. The value of your investment may fall, sometimes sharply, and you could lose money by investing in a Fund.

Risks	AGFiQ Global Infrastructure ETF	AGFiQ Dynamic Hedged U.S. Equity ETF
Authorized Participants Concentration Risk	X	X
Depositary Receipts Risk	X
Derivatives Risk
Emerging Markets Risk	X
Equity Investing Risk	X	X
Flash Crash Risk	X	X
Foreign Currency Risk	X
Foreign Securities Risk	X
Hedging Risk		X
Infrastructure Investment Risk	X
Investments in Exchange-Traded Funds Risk		X
Liquidation Risk	X	X
Market Events Risk	X	X
New Fund Risk	X	X
Portfolio Management Risk	X	X
Portfolio Turnover Risk	X	X
Premium/Discount Risk	X	X
REIT Risk	X
Secondary Market Trading Risk	X	X

Equity Investing Risk: Equity investments are subject to risks such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Funds. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and the markets generally.

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Depositary Receipts Risk:  In some cases, rather than directly holding securities of non-U.S. companies, a Fund may hold these securities through a depositary security and receipt (an “ADR” — American Depositary Receipt, a “GDR” — Global Depositary Receipt, or an “EDR” — European Depositary Receipt). A depositary receipt is issued by a bank or trust company to evidence its ownership of securities of a non-local corporation. Investments in depositary receipts expose the Fund to the same risks as if the Fund invested in the underlying security directly, and exposes the Fund to additional risks. The currency of a depositary receipt may be different than the currency of the non-local corporation to which it relates. The value of a depositary receipt will not be equal to the value of the underlying non-local securities to which the depositary receipt relates as a result of a number of factors. These factors include the fees and expenses associated with holding a depositary receipt, the currency exchange relating to the conversion of foreign dividends and other foreign cash distributions into local currencies, and tax considerations such as withholding tax and different tax rates between the jurisdictions.

In addition, the rights of a Fund, as a holder of a depositary receipt, may be different than the rights of holders of the underlying securities to which the depositary receipt relates, and the market for a depositary receipt may be less liquid than that of the underlying securities. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. The foreign exchange risk will also affect the value of the depositary receipt and, as a consequence, the performance of the Fund holding the depositary receipt. As the terms and timing with respect to the depositary for a depositary receipt are not within the control of a Fund or its portfolio manager and if the portfolio manager chooses only to hold depositary receipts rather than the underlying security, the Fund may be forced to dispose of the depositary receipt, thereby eliminating its exposure to the non-local corporation, at a time not selected by the portfolio manager of the Fund, which may result in losses to the Fund or the recognition of gains at a time which is not opportune for the Fund. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, a Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk: The Funds may invest in issuers located in emerging market economies (including frontier market economies). The value of mutual funds that invest in emerging markets may fluctuate more than those that invest in developed markets. In emerging market countries, securities markets may be less liquid, less diverse and may provide less transparency, making it more difficult to buy and sell securities. Also, some emerging markets economies may face political or other non-economic events that may have an impact on the normal functioning of the securities markets. Investments in emerging market economies also subject the Funds to risks relating to: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) lower levels of government regulation and less extensive accounting, financial and other reporting requirements; (vii) high rates of inflation for prolonged periods; and (viii) particular sensitivity to global economic conditions. Sovereign debt of emerging countries may be in default or present a greater risk of default. The same risks exist and may be greater in frontier markets.

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Foreign Currency Risk: Securities and other instruments in which the Funds invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Each Fund’s NAV is determined on the basis of U.S. dollars; therefore, unless perfectly hedged, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the United States or abroad. Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Fund’s shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Foreign Securities Risk: Foreign investments involve additional risks because financial markets outside of the United States may be less liquid and companies may be less regulated and have lower standards of accounting and financial reporting. There may not be an established stock market or legal system that adequately protects the rights of investors. Foreign investments can also be affected by social, political, or economic instability. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign governments may impose investment restrictions. In general, securities issued by companies in more developed markets, such as the United States, Canada and Western Europe, have a lower foreign market risk. Securities issued in emerging or developing markets, such as Southeast Asia or Latin America, tend to have a higher foreign market risk than securities issued in developed markets.

Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, each Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges and at the expected price. In addition, prices of foreign securities may go up and down more frequently and in wider ranges than prices of securities traded in the United States.

Changes to the real or perceived financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ from country to country, there is also the possibility that it will be difficult to obtain or enforce legal judgments in favor of the Fund in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.

A Fund may trade in futures, forward and option contracts on exchanges located outside the United States, where the U.S. commodity futures regulations may not apply. Some foreign exchanges, in contrast to U.S. exchanges, are “principals’ markets” in which performance with respect to a contract is the responsibility only of the individual member with whom the trader has entered into a contract and not of the exchange or clearinghouse, if any. In the case of trading on such foreign exchanges, the Fund will be subject to the risk of the inability of, or refusal by, the counterparty, to perform with respect to such contracts. A Fund also may not have the same access to certain trades as do various other participants in foreign markets. Due to the absence of a clearinghouse system on certain foreign markets, such markets are significantly more susceptible to disruptions than U.S. exchanges.

Hedging Risk: A Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful or cost-effective, and even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position.

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A Fund may enter into foreign currency forward contracts in order to protect against the potential decline in value of its foreign currency-denominated portfolio securities due to a potential decline in the value of the foreign currencies against the U.S. dollar. A foreign currency forward exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. In addition, a Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are correlated.

There are several risks associated with the use of futures contracts and futures options as hedging techniques. Investments in forward foreign currency contracts and futures contracts may not perfectly offset actual fluctuations in the exchange rate between foreign currencies and the U.S. dollar, including because currency exchange rates are volatile. In addition, forward foreign currency contracts are OTC contracts that depend on performance by a counterparty; if such counterparty fails to perform, a Fund may lose money. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Asset Allocation Risk: If a Fund’s strategy for allocating assets among underlying ETFs does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the underlying ETFs may not be complementary, which could adversely affect the performance of the Fund.

Infrastructure Investment Risk: Securities and instruments of infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints and funding that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, service interruptions, increased competition from other providers of services, uncertainties regarding the availability of fuel at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by technological innovations that may render existing plants, equipment or products obsolete and natural or man-made disasters. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns.

Investments in Exchange-Traded Funds: The Funds may invest in underlying funds. An investment in an underlying fund exposes a Fund to the risks associated with the underlying fund’s investments. The Fund will bear its proportionate share of the management, service and other fees of the underlying fund. If an underlying fund suspends redemptions or does not calculate its NAV, the relevant Fund may not be able to value part of its assets. An adjustment to a Fund’s holdings of underlying funds may result in gains being distributed to shareholders of the relevant Fund. As a result of such adjustments, the underlying fund may have to make large purchases or sales of securities to meet the redemption or purchase requests of a Fund. The portfolio manager of the underlying fund may have to change the underlying fund’s holdings significantly or may be forced to buy or sell investments at unfavorable prices, which can affect its performance and the performance of the relevant Fund.

The risks of investing in ETFs generally include, among others:

Absence of an active market and lack of operating history risk. There is no guarantee that any particular ETF will be available or will continue to be available at any time. The ETFs may be newly or recently organized investment funds with limited or no previous operating history. Although the ETFs are or will be listed on a U.S. exchange, there can be no assurance that an active public market for an ETF will develop or be sustained.

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Leverage risk. Some ETFs may employ leverage (“Leveraged ETF”) in an attempt to magnify returns by either a multiple or an inverse multiple of the particular commodity, benchmark, market index, or industry sector. This can result in the Leveraged ETF experiencing more volatility than the particular commodity, benchmark, market index, or industry sector, and achieving longer-term returns that deviate significantly from the particular commodity, benchmark, market index, or industry sector. An investment in a Leveraged ETF may therefore be highly speculative. In addition, Leveraged ETFs can magnify potential gains or losses, and as a result typically have a higher degree of risk than an ETF that simply tracks the particular commodity, benchmark, market index, or industry sector.

Redemption risk. A Fund’s ability to realize the full value of an investment in an underlying ETF will depend on such Fund’s ability to sell such ETF units or shares on a securities market. If a Fund chooses to exercise its rights to redeem ETF units or shares, then it may receive less than 100% of the ETF’s then net asset value per unit or share. brokers and underwriters may impact the market for constituent securities of the index, as the designated broker or underwriter seeks to buy or borrow such securities to constitute baskets of securities to deliver to the ETF as payment for the units or shares to be issued.

ETF industry sector risk. Some of the Funds may invest in ETFs that provide exposure to securities involving industry sector risks. Investing in one specific sector of the stock market entails greater risk (and potential reward) than investing in all sectors of the stock market. If a sector declines or falls out of favor, the share values of most or all of the companies in that sector will generally fall faster than the market as a whole. The opposite is also true.

An industry can be significantly affected by, among other things, supply and demand, speculation, events relating to international political and economic developments, energy conservation, environmental issues, increased competition from other providers of services, commodity prices, regulation by various government authorities, government regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps, the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards, and general changes in market sentiment. Moreover, it is possible that other developments, such as increasingly strict environmental and safety laws and regulations and enforcement policies thereunder and claims for damages to property or persons resulting from operations, could result in substantial costs and liabilities, delays or an inability to complete projects or the abandonment of projects.

Exposure to equity securities that have exposure to commodity markets may entail greater volatility than traditional securities. The value of securities exposed to commodity markets may be affected by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes and tariffs.

The extent of these factors cannot be accurately predicted and will change from time to time, but a combination of these factors may result in issuers not receiving an adequate return on invested capital. Many industries are very competitive and involve many risks that even a combination of experience, knowledge and careful evaluation may not be able to overcome.

In addition to the risks of investing in underlying ETFs generally, to the extent the AGFiQ Dynamic Hedged U.S. Equity Fund invests significantly in the AGFiQ U.S. Market Neutral Anti-Beta Fund, which is also managed by the Adviser (the “Market Neutral ETF”), it will be subject to the following risks applicable to investing in the Market Neutral ETF:

Anti-Beta Risk. Anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Market Neutral ETF will not be invested in the less volatile securities in the universe. Volatile stocks are subject to sharp swings in price.

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Leverage Risk. The use of short selling and swap agreements allows the Market Neutral ETF to obtain investment exposures greater than its NAV by a significant amount, i.e. use leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in the Market Neutral ETF’s returns and may lead to a more volatile share price.

Market Neutral Style Risk. During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Market Neutral ETF’s short positions will likely cause the Market Neutral ETF to underperform the overall U.S. equity market and such ETFs. In addition, because the Market Neutral ETF employs a dollar-neutral strategy to achieve market neutrality, the beta of the Market Neutral ETF (i.e., the relative volatility of a Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk. The Adviser does not actively manage the Market Neutral ETF and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index. The Market Neutral ETF invests primarily in securities included in, or representative of, the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index regardless of their investment merits. The Adviser does not attempt to take defensive positions in declining markets. As a result, the Market Neutral ETF may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Market Neutral ETF’s return to be lower than if the Market Neutral ETF employed an active strategy.

Short Sale Risk. Short sales are transactions in which the Market Neutral ETF sells a stock it does not own. To complete the transaction, the Market Neutral ETF must borrow the stock to make delivery to the buyer. The Market Neutral ETF is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by the Market Neutral ETF. If the underlying stock goes up in price during the period during which the short position is outstanding, the Market Neutral ETF will realize a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Market Neutral ETF must pay to a lender of the security.

The Market Neutral ETF’s investments in shorted stocks are more risky than its investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no limit on the amount of losses that the Market Neutral ETF could incur with respect to securities sold short because there is no limit on the price a shorted security might attain. The use of short sales increases the exposure of the Market Neutral ETF to the market, and may increase losses and the volatility of returns. If the short portfolio outperforms the long portfolio, the performance of the Market Neutral ETF would be negatively affected.

The Market Neutral ETF may not always be able to close out a short position at a favorable time or price. A lender may request that borrowed securities be returned to it on short notice, and the Market Neutral ETF may have to buy the borrowed securities at an unfavorable price. If this occurs, the Market Neutral ETF will have to cover its short sale at an unfavorable price, which will potentially reduce or eliminate any gain or cause a loss for a Fund.

When the Market Neutral ETF is selling stocks short, it must segregate with its custodian cash or liquid assets equal to the margin requirement. As a result, the Market Neutral ETF may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit and high quality commercial paper) that could otherwise be invested.

Derivatives Risk. A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. The Market Neutral ETF’s use of derivatives — such as futures contracts and swap agreements, among other instruments — may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in unanticipated ways. Derivatives may be highly volatile, and the Market Neutral ETF could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Market Neutral ETF may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The Market Neutral ETF’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Market Neutral ETF will engage in derivative transactions to reduce exposure to other risks when that would be beneficial.

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Derivatives may be subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by the Market Neutral ETF as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty. The Market Neutral ETF may also not be able to exercise remedies, such as the termination of transactions and netting of obligations, and realization on collateral could be stayed or eliminated under special resolutions adopted in various jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities of a counterparty to the Market Neutral ETF who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”). In addition, the Market Neutral ETF may enter into swap agreements with a limited number of counterparties, which may increase the Market Neutral ETF’s exposure to counterparty credit risk. The Market Neutral ETF does not specifically limit its counterparty risk with respect to any single counterparty.

Certain derivatives transactions, including over-the-counter (“OTC”) swaps and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the Commodity Futures Trading Commission (“CFTC”) or the Securities and Exchange Commission (“SEC”). Instead, such OTC derivatives are entered into directly with the counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available for a desired transaction, the Market Neutral ETF will be unable to enter into the transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case the Market Neutral ETF may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, Market Neutral ETF would bear greater risk of default by the counterparties to such transactions.

The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar exchange or clearinghouse guarantee. In all such transactions, the Market Neutral ETF bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Market Neutral ETF. The Market Neutral ETF will enter into transactions in derivative instruments only with counterparties that FFCM LLC (the “Adviser”) reasonably believes are capable of performing under the contract.

The changes enacted by the Dodd-Frank Wall Street Reform and Consumer Protection Act and any future revisions may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of the Market Neutral ETF to be used for collateral in support of those derivatives or restrict the ability of the Market Neutral ETF to enter into certain types of derivative transactions.

Swap Agreements. Under a swap agreement, the Market Neutral ETF pays another party (a “swap counterparty”) an amount equal to any negative total returns from the stipulated underlying security or group of securities using the strategies described above. In exchange, the counterparty pays the Market Neutral ETF an amount equal to any positive total returns from the stipulated underlying security or group of securities. The returns to be “swapped” between the Market Neutral ETF and the swap counterparty will be calculated with reference to a “notional” amount (i.e., the dollar amount hypothetically invested in the stipulated underlying security or group of securities). The Market Neutral ETF’s returns will generally depend on the net amount to be paid or received under the swap agreement, which will depend on the market movements of the stipulated underlying securities. The Market Neutral ETF’s NAV will reflect any amounts owed to the Market Neutral ETF by the swap counterparty (when a swap agreement is, on a net basis, “in the money”) or amounts owed by the Market Neutral ETF to the counterparty (when a swap agreement is, on a net basis, “out of the money”).

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Single Factor Risk. The Market Neutral ETF invests in securities based on a single factor and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Market Neutral ETF is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Market Neutral ETF is not a complete investment program.

Tracking Error Risk. The investment performance of the Market Neutral ETF may diverge from that of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index. The Market Neutral ETF’s return may not match the return of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index for a number of other reasons. For example, the Market Neutral ETF incurs a number of operating expenses not applicable to the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index, and incurs costs in buying and selling securities, especially when reconstituting the Market Neutral ETF’s securities holdings to reflect changes in the composition of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index. Since the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index’s components are rebalanced or reconstituted more frequently than other indices, the Market Neutral ETF’s transaction costs may be greater. To the extent the Market Neutral ETF employs a representative sampling strategy, the investments held by the Market Neutral ETF may provide performance that differs from the aggregate performance of all of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index components.

REIT Risk: Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for modified tax-free “pass-through” of net investment income and net realized capital gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses

Market Events Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Funds. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. When the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of a Fund’s investments and share price to decline. To the extent a Fund experiences high redemptions because of these policy changes, a Fund may experience increased portfolio turnover, which will increase the costs that a Fund incurs and may lower a Fund’s performance.

Flash Crash Risk: An exchange or market may close or issue trading halts on specific securities. In such circumstances, the Fund may be unable to adjust its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV.

Authorized Participants Concentration Risk: A Fund has a limited number of financial institutions that may purchase and redeem shares directly from the Fund (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with a Fund and no other Authorized Participant steps in, shares of a Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face trading halts and/or delisting from the Exchange. Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.

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New Fund Risk: The Funds are new with limited operating history. As a result, the Funds’ performance may not represent how the Funds are expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in the Funds. The Funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. The Funds have limited performance histories for investors to evaluate and may not attract sufficient assets to achieve investment and trading efficiencies. Until the Funds achieve sufficient scale, their shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Liquidation Risk: If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Fund shares at an inopportune time and shareholders may lose money and/or be taxed on their investment.

Portfolio Management Risk:  Each Fund is actively managed and is therefore subject to investment management risk. Each Fund’s performance depends on the portfolio managers’ judgment about a variety of factors, including markets, interest rates and the attractiveness, relative value, liquidity or potential appreciation of particular investments made for the Fund’s portfolio. The strategies used and investments selected by the Adviser may fail to produce the intended result and the Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The securities selected for a Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

Portfolio Turnover Risk: A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains that will generally be taxable to shareholders as ordinary income.

Premium/Discount Risk: Fund shares may trade at prices that are above or below their NAV per share. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Although market makers will generally take advantage of differences between the NAV and the trading price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. Decisions by market makers or Authorized Participants to reduce their role or “step away” from market making or creation/redemption activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid/ask spreads for Fund shares.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although each Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. Further, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of each Fund will continue to be met or will remain unchanged.

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Cash Transactions Risk. A Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. To the extent a Fund effects creations and redemptions partly or wholly in cash, an investment in a Fund may be less tax-efficient than an investment in an ETF that effects creations and redemptions primarily or wholly in-kind. ETFs generally are able to make in-kind redemptions and thereby avoid being taxed on gains on the distributed portfolio securities at the Fund level. Because a Fund may effect redemptions partly or wholly for cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs. If a Fund realizes a gain on these sales, the Fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. A Fund generally distributes these gains to shareholders to avoid capital gains taxes at the Fund level and the need to otherwise comply with the special tax rules that apply to such gains. This strategy may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of a Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

Investment Advisory Services

Investment Adviser

FFCM LLC (the “Adviser”) acts as the Funds’ investment adviser pursuant to an investment advisory agreement with the Funds (the “Advisory Agreement”). The Adviser is a Delaware limited liability company with its principal offices located at 53 State Street, Suite 1308, Boston, MA 02109. The Adviser, an indirect majority-owned subsidiary of AGF Management Limited, was founded in 2009 and serves also as a sub-adviser to separately managed accounts.

Pursuant to the Advisory Agreement, the Adviser manages the investment and reinvestment of the Funds’ assets and administers the affairs of the Funds under the oversight of the Board. Pursuant to the Advisory Agreement, the AGFiQ Enhanced Global Infrastructure ETF and AGFiQ Hedged U.S. Equity ETF each pay the Adviser a management fee for its services payable on a monthly basis at the annual rate of [ ]% of the Fund’s average daily net assets. Because the AGFiQ Enhanced Global Infrastructure ETF and AGFiQ Hedged U.S. Equity ETF have not yet commenced operations as of the date of this Prospectus, the Adviser has not received any compensation from these Funds. A discussion regarding the basis for the Board’s approval of the Advisory Agreement for each Fund is expected to be available in the first report to shareholders for the period ended on or after June 30, 2019.

[In rendering investment advisory services, FFCM may use the portfolio management, research and other resources of [Highstreet Asset Management Inc. (“Highstreet”)]. Highstreet is not registered with the SEC as an investment adviser. Highstreet has entered into a Memorandum of Understanding (“MOU”) with FFCM pursuant to which Highstreet is considered a “participating affiliate” of FFCM as that term is used in no-action guidance by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered adviser. Investment professionals from Highstreet may render portfolio management, research and other services to the Funds under the MOU and are subject to supervision by FFCM. Under the participating affiliate arrangement, Highstreet and its employees are considered “associated persons” of FFCM (as that term is defined in the Investment Advisers Act of 1940, as amended). The responsibilities of both FFCM and Highstreet under the participating affiliate arrangement are documented in the MOU.]

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[The Adviser has contractually undertaken until at least November 1, 2020, to waive current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) are limited to [ ] for the AGFiQ Global Infrastructure ETF and AGFiQ Dynamic Hedged U.S. Equity ETF (the “Expense Cap”). This undertaking can only be changed with the approval of the Board. Each Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for that Fund provided that repayment does not cause the Operating Expenses to exceed the lower of [ ] of the Fund’s average net assets and the expense cap in place at the time of the Adviser’s waiver or reimbursement. Any such repayment must be made within 36 months from the date of the waiver or reimbursement.]

Portfolio Managers

The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

The Adviser takes a team approach to managing the Funds’ portfolios. The members of the team with the responsibility for the day-to-day management of the Funds’ portfolios are William DeRoche, CFA, Philip Lee, Ph.D, and Josh Belko, CFA.

William DeRoche, CFA

Prior to joining the Adviser, Mr. DeRoche was a Vice President at State Street Global Advisors (“SSgA”) and was the head of the firm’s U.S. Enhanced Equities team from 2003 to 2010. His focus was on U.S. strategies, as well as providing quantitative research on SSgA’s stock ranking models and portfolio construction. During Mr. DeRoche’s time at SSgA, the Global Enhanced Equities team grew to over $100 billion in assets. Prior to joining SSgA in 2003, Mr. DeRoche was a quantitative analyst at Putnam Investments. Mr. DeRoche has been working in the investment management field since 1995. Mr. DeRoche also serves as a portfolio manager for separately managed accounts for which the Adviser serves as a sub-adviser. Mr. DeRoche holds a Bachelor of Science degree in Electrical Engineering from the United States Naval Academy and a Master of Business Administration degree from the Amos Tuck School of Business Administration at Dartmouth College. He also earned the Chartered Financial Analyst (CFA) designation.

Philip Lee, Ph.D.

Prior to joining the Adviser, Mr. Lee was an equity strategist at Platinum Grove Asset Management LP from 2005 to 2008 responsible for supervising electronic trade execution, automating trade operations, and building out systems infrastructure. Prior to that role, he co-managed statistical arbitrage strategies in the Japanese Equity Market. Previously, Mr. Lee was Director of Development at Principia Capital Management, LLC from 2002 to 2005, a statistical arbitrage hedge fund, where he developed the firm’s quantitative research and trading platforms. Prior to joining Principia, Mr. Lee was a Vice President in Goldman Sachs’ Fixed Income Derivatives Unit from 1992 to 2000. Mr. Lee also serves as a portfolio manager for separately managed accounts for which the Adviser serves as a sub-adviser. Mr. Lee holds engineering degrees from the University of Pennsylvania (Ph.D.) and The Cooper Union.

Josh Belko, CFA

Josh is an Associate Portfolio Manager and Research Analyst for the Adviser, which focuses on factor driven traditional and alternative investment strategies. Prior to joining the Adviser, Josh was an analyst at Pioneer Investments where he supported the investment management process for global equity, fixed income and derivative products. Prior to Pioneer, he was an investor service representative for a European firm managing $55 billion in assets at Brown Brothers Harriman. Josh also worked at Standish Mellon Asset Management as a structured products analyst and at State Street Global Markets as a foreign exchange trader. Josh attained a Bachelor of Science degree in Finance from Northeastern University D’Amore-McKim School of Business while playing on their NCAA Division I football team. He has also earned the Chartered Financial Analyst designation.

The Statement of Additional Information (“SAI”) has more detailed information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities of the Funds.

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Information Regarding Exchange-Traded Funds

Each Fund is an ETF. An ETF is an investment company that offers shares that are listed on a U.S. securities exchange. Because shares of ETFs are listed on an exchange, they can be traded throughout the day on that exchange at market-determined prices. Unlike many ETFs, the Funds are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified index.

Traditional mutual fund shares are bought from and redeemed with the issuing fund for cash at the NAV (minus certain transaction costs, if applicable) of such shares. ETF shares, by contrast, cannot be purchased from or redeemed with the issuing fund at NAV except by or through Authorized Participants (defined below), and then only in large blocks of shares called “Creation Units,” usually in exchange for an in-kind basket of securities.

NAV is calculated once a day at the close of trading on the New York Stock Exchange (“NYSE”) and reflects a Fund’s net assets (i.e., total assets, less its liabilities), divided by the number of shares it has outstanding. Transactions in traditional mutual fund shares are typically effected at the NAV next determined after receipt of the transaction order. No matter what time during the day an investor in a traditional mutual fund places an order to purchase or redeem shares, that investor’s order will be priced at that Fund’s NAV determined as of the close of trading of the NYSE. Traditional mutual fund shares may be purchased from a fund directly by the shareholder or through a financial intermediary.

In contrast, investors can purchase and sell ETF shares on a secondary market through a broker. Secondary market transactions may not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, ETF shares and on changes in the prices of the ETF’s portfolio holdings. Accordingly, an investor may pay more (or receive less) than NAV when the investor purchases (or sells) Fund shares on the secondary market. Shareholders will also incur typical brokerage and transaction costs when buying or selling ETF shares on the secondary market. An organized secondary market is expected to exist for the Funds’ shares because Fund shares are listed for trading on NYSE Arca. It is possible, however, that an active trading market in Fund shares may not be maintained.

Pricing Fund Shares

The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund, known as the “intraday net asset value” (“INAV”), will be disseminated every 15 seconds throughout the trading day. The INAV is based on the current market value of the Fund Deposit (the in-kind creation basket and cash component necessary to purchase a Creation Unit from a Fund) and any short positions. The INAV does not necessarily reflect the precise composition of the current portfolio of investments held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. The INAV should not be viewed as a “real-time” update of the NAV because the INAV may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of the INAVs and make no warranty as to their accuracy.

If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Units.

When calculating the NAV of the Funds’ shares, stocks held by the Funds are valued at their market value when reliable market quotations are readily available.  When reliable market quotations are not readily available, and there has been a significant event, securities are priced at their fair value, which is the price the Fund might reasonably expect to receive upon its sale.  Fair value prices may differ from current market valuations.  The Board has delegated to a Valuation Committee the authority to determine fair value prices, pursuant to policies and procedures the Board has established.  Shares of an underlying ETF held by the Funds are valued at the mean of the closing bid/ask spread or if no ask is available, at the last bid price of such ETF.

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Shareholder Information

Fund shares trade on exchanges and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment for purchases made on an exchange. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of Fund shares. The spread with respect to Fund shares varies over time based on the Funds’ trading volumes and market liquidity, and is generally lower if the Funds have a lot of trading volume and market liquidity and higher if the Funds have little trading volume and market liquidity. Because of the costs of buying and selling Fund shares, frequent trading may reduce investment return.

Fund shares may be acquired or redeemed directly from the Funds only in Creation Units or multiples thereof. The Funds are listed on the Exchange, which is open for trading Monday through Friday and is closed on weekends and the following holidays, which are subject to change: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Premium/Discount Information

Information regarding how often the Fund shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds during the most recently completed calendar year and the most recently completed calendar quarters can be found at www.AGFiQ.com. This information represents past performance and cannot be used to predict future results.

Certain Legal Risks

Because Fund shares may be issued on an ongoing basis, a “distribution” of Fund shares could occur at any time. Certain activities performed by a dealer could, depending on the circumstances, result in the dealer being deemed a participant in the distribution, in a manner that could render it a statutory underwriter and subject it to the prospectus delivery and liability provisions of the Securities Act of 1933 (the “Securities Act”). For example, a dealer could be deemed a statutory underwriter if it purchases Creation Units from the issuing Fund, breaks them down into the constituent Fund shares, and sells those shares directly to customers, or if it chooses to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a dealer to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Fund shares, whether or not participating in the distribution of Fund shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940 (the “Investment Company Act”). Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Fund shares are issued by a registered investment company, and the acquisition of such shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act, except as permitted by an SEC exemptive order granted to the Funds that allows registered investment companies to invest in Fund shares beyond the limits of Section 12(d)(1), subject to certain terms and conditions.

The Adviser reserves the right to reject any purchase request at any time, for any reason, and without notice. The Funds can stop offering Creation Units and may postpone payment of redemption proceeds at times when the Exchange is closed, when trading on the Exchange is suspended or restricted, for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of NAV is not reasonably practicable, or under any circumstances as is permitted by the SEC.

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Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the Funds’ discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the in-kind basket of securities applicable to the purchase of a Creation Unit.

Creations and redemptions of Fund shares are subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act. The Funds (whether or not they otherwise permit cash redemptions) reserve the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or a Fund could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the Fund invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an in-kind basket of securities may be paid an equivalent amount of cash. An Authorized Participant that is not a qualified institutional buyer (“QIB”) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Frequent Trading

The Board has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that a Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Funds’ shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, the Board noted also that direct trading by Authorized Participants is critical to ensuring that the Funds’ shares trade at or close to NAV. The Funds also may employ fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees may increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of Fund shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or “street name” form.

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The Adviser will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions (see “Dividends and other Distributions” below) and for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. You will receive other services (e.g., dividend reinvestment and basis information) only if your broker offers these services.

Portfolio Holdings Information

Each Fund’s portfolio holdings as of the time the Fund calculates its NAV are disclosed daily at www.AGFiQ.com at or before the opening of trading on the Exchange the following day. In addition, the securities to be delivered in exchange for purchases and redemptions of Creation Units are publicly disseminated daily via the National Securities Clearing Corporation. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

Distribution and Service Plan

Each Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, a Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, they would increase the cost of an investment in a Fund and, over time, may cost you more than paying other types of sales charges.

Dividends and other Distributions

Each Fund pays out substantially all of its net investment income and net realized capital and foreign currency gains on its investments, if any, to its shareholders as “distributions.” These amounts, net of expenses, are passed along to Fund shareholders as “income dividends.” Each Fund typically earns income dividends from stocks. Each Fund also realizes capital gains or losses whenever it sells securities or buys back shorted securities. Net capital gains are distributed to shareholders as “capital gain distributions.”

Income dividends and capital gain distributions, if any, are distributed at least annually. Distributions may be made more frequently to improve a Fund’s tracking of its Target Index or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Code”), which are described in the SAI. In addition, each Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a non-taxable “return of capital” (which reduces a shareholder’s basis in his, her, or its shares and is taxed as capital gain to the extent that portion exceeds the shareholder’s basis therein). Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions may be reinvested automatically in additional shares only if the broker through which the shares were purchased makes such an option available.

FQF Trust (the “Trust”) will not make the DTC book-entry Dividend Reinvestment Service available for use by Fund shareholders for reinvestment of their distributions, but certain brokers may make a dividend reinvestment service available to their clients. If this service is available and used, both income dividends and capital gain distributions (as well as any foreign currency gain distributions) paid by a Fund will be automatically reinvested in additional whole shares of that Fund purchased in the secondary market. Fund income dividends and capital gain distributions are taxable to you whether paid in cash or reinvested in shares.

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Taxes

The following is a summary of the material federal income tax considerations applicable to an investment in shares. This summary is based on the Code and the regulations thereunder as in effect on the date of this Prospectus and judicial and administrative interpretations thereof publicly available at that date, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a shareholder holds shares as “capital assets” (within the meaning of the Code) and does not hold shares in connection with a trade or business. This summary does not address all potential federal income tax considerations possibly applicable to shareholders who hold shares through a partnership (or other pass-through entity) or to shareholders subject to special tax rules. Prospective shareholders are urged to consult their own tax advisors with respect to the specific federal, state, local, and foreign tax consequences of investing in shares based on their particular circumstances.

As with any investment, you should consider how your investment in shares will be taxed. Unless your investment in shares is made through a tax-exempt entity or tax-deferred arrangement, such as an IRA or 401(k) plan, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell your shares.

Federal Income Tax Status of the Funds

Each Fund that has completed a taxable year intends to continue to qualify each taxable year, and each other Fund intends to qualify for its first and each subsequent taxable year, to be treated as a “regulated investment company” under the Code. As such, a Fund (but not its shareholders) generally pays no federal income tax on the net income and net realized gains it distributes to its shareholders.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than “qualified dividend income” (“QDI”)), including distributions of a Fund’s net realized short-term capital gains and certain foreign currency gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital loss (“net capital gain”) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Distributions by a Fund that qualify as QDI are taxable to you at long-term capital gain rates (which are lower than the rates for ordinary income). In order for a distribution to you by a Fund to be treated as QDI, (1) the Fund itself must receive QDI from domestic corporations and certain qualified foreign corporations, (2) the Fund must meet holding period and other requirements with respect to the stocks on which the QDI was paid, and (3) you must meet similar requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the calendar year when they are paid; certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Income dividends and capital gain distributions paid to an individual, estate, or trust from a Fund will be subject to a 3.8% tax on the lesser of the shareholder’s (a) ”net investment income” or (b) “modified adjusted gross income” exceeding $200,000 (or $250,000 if married and filing jointly) (“Investment Income Tax”).

If you buy shares of a Fund just before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your shares). Any gain resulting from the sale or exchange of shares generally will be taxable as long-term or short-term gain, depending upon how long you have held the shares.

A Fund may be subject to foreign withholding or other foreign taxes, which in some cases can be significant, on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if the Fund invests more than 50% of its assets in the stock or securities of foreign corporations at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholders to either (i) credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (ii) take that amount as an itemized deduction.

Although in some cases a Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

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If you are a resident or a citizen of the United States, back-up withholding will apply to your distributions and proceeds of sales of shares if you have not provided a correct social security or other taxpayer identification number and made other required certifications or if otherwise required by the Internal Revenue Service (“IRS”).

Taxes on Exchange-Listed Shares Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses is limited. Gains recognized from the sale or exchange of shares will be subject to the Investment Income Tax. Capital loss realized on the sale or exchange of shares held for six months or less will be treated as long- term capital loss to the extent of any capital gain dividends received by the shareholder. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges equity securities for one or more Creation Unit(s) generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered and any cash paid. An Authorized Participant who exchanges one or more Creation Unit(s) for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received and any cash received on the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted, on the grounds that under such a transaction there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisors with respect to whether and when such a loss might be deductible.

Any capital gain or loss realized upon redemption of a Creation Unit is generally treated as long-term capital gain or loss if the shares in the Creation Unit have been held for more than one year and as a short-term capital gain or loss if those shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing the number of shares and at what price you purchased or redeemed them.

Investment in Underlying ETFs

A Fund will not be able to offset gains distributed by one underlying ETF in which it invests against losses in another underlying ETF in which the Fund invests. Sales of shares in an underlying ETF, including those resulting from changes in the allocation among underlying ETFs, could also cause additional distributable gains to shareholders of a Fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Fund. Further, a portion of losses on sales of shares in the underlying ETFs may be deferred under the wash sale rules. As a result of these factors, the investment of a Fund in underlying ETFs could therefore affect the amount, timing and character of distributions to shareholders.

Additional Information

Shareholders that are non-resident aliens or foreign entities will generally be subject to withholding of U.S. federal income tax at the rate of 30% of all ordinary dividends if there is no applicable tax treaty or if they are claiming reduced withholding under a tax treaty and have not properly completed and signed the appropriate IRS Form W-8. Provided that the appropriate IRS Form W-8 is properly completed and provided to the applicable withholding agent, long-term capital gains distributions and proceeds of sales are not subject to withholding for foreign shareholders.

Withholding of U.S. tax (at a 30% rate) is required on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the applicable withholding agent to determine whether withholding is required.

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Distributions from a Fund may also be subject to state, local and foreign taxes. You should consult your own tax advisor regarding the particular tax consequences of an investment in a Fund.

This section summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

Trademark Notice/Disclaimers

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca, Inc. NYSE Arca is not responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of shares of a Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Service Providers

Distributor

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of Fund shares. The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The Distributor is not affiliated with the Adviser, J.P. Morgan Chase Bank, N.A., Dow Jones or their affiliates.

Administrator, Transfer Agent and Custodian

J.P. Morgan Chase Bank, N.A. serves as the Administrator and Transfer Agent of the Funds and also serves as Custodian of the Funds’ investments.

Compliance Support

Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. FFOS is not affiliated with the Adviser, J.P. Morgan Chase Bank, N.A. or their affiliates.

Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer (“PFO”) to the Funds. FMS is not affiliated with the Adviser, Sponsor, J.P. Morgan Chase Bank, N.A. or their affiliates.

Additional Information

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, custodian, principal underwriter and transfer agent who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares. Neither this Prospectus, the SAI nor any other communication to shareholders is intended, or should be read, to be or give rise to an agreement or contract between the Trust, Trustees or any series of the Trust, including the Funds, and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

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Householding Policy

To reduce expenses, we mail only one copy of the prospectus or summary prospectus, each annual and semi-annual report, and any proxy statements to each address shared by two or more accounts with the same last name or that the Trust reasonably believes are members of the same family. If you wish to receive individual copies of these documents, please write to the Trust at: FQF Trust, c/o Foreside Fund Services, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101; call the Trust at 1-888-357-3715 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Funds are open for business; or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

Financial Highlights

Because the Funds have not yet commenced operations as of the date of this Prospectus, financial highlights information is not available.

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FQF Trust

You can find more information about the Funds in the following documents:

Statement of Additional Information: The SAI of the Funds provides more detailed information about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally a part of this Prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

You can obtain free copies of these documents, request other information, or make generally inquiries about the Funds by contacting the Funds at:

AGFiQ Exchange-Traded Funds

c/o Foreside Fund Services, LLC

Three Canal Plaza,

Portland, Maine 04101

(888) 357-3715

The Funds’ reports, SAI and other information about the Funds are also available:

—	Free of charge at www.AGFiQ.com;

—	Free of charge from the EDGAR Database on the Commission’s website at http://www.sec.gov; or

—	For a fee, by email request to publicinfo@sec.gov.

(1940 Act File Number 811-22540)

Subject to Completion

Preliminary Statement of Additional Information dated March 1, 2019

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF ADDITIONAL INFORMATION

FQF Trust

53 State Street

Suite 1308

Boston, MA 02109

(617) 292-9801

OCTOBER 31, 2018, as amended

[ ], 2019

AGFiQ U.S. Market Neutral Momentum Fund — (MOM)

AGFiQ U.S. Market Neutral Value Fund — (CHEP)

AGFiQ U.S. Market Neutral Size Fund — (SIZ)

AGFiQ U.S. Market Neutral Anti-Beta Fund — (BTAL)

AGFiQ Hedged Dividend Income Fund — (DIVA)

AGFiQ Dynamic Hedged U.S. Equity ETF — ([ ])

AGFiQ Global Infrastructure ETF — ([ ])

AGFiQ Equal Weighted Value Factor Fund — (RVAL)

AGFiQ Equal Weighted Low Beta Factor Fund — (LBET)

AGFiQ Equal Weighted High Momentum Factor Fund — (HIMO)

Fund shares are or will be listed for trading on NYSE Arca, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectuses of FQF Trust pertaining to the Funds listed above dated October 31, 2018, and [ ], 2019 (each, a “Prospectus”), which incorporates this SAI by reference. This SAI is not an offer to sell any Fund shares. A written offer can be made only by a prospectus. A copy of each Prospectus and the Funds’ shareholder reports is available, without charge, upon request to the address above, by telephone at the number above, or on the Funds’ website at www.AGFiQ.com. You should read the Prospectus carefully before investing.

No person has been authorized to give any information or to make any representations not contained in a Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust. Each Prospectus and this SAI do not constitute an offering by the Fund or its Distributor in any jurisdiction in which such offering may not lawfully be made.

GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means Securities Act of 1933, as amended.

“1934 Act” means Securities Exchange Act of 1934, as amended.

“1940 Act” means Investment Company Act of 1940, as amended.

“Active ETFs” means the AGFiQ Global Infrastructure ETF and the AGFiQ Dynamic Hedged U.S. Equity ETF.

“Adviser” or “FFCM” means FFCM LLC.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption) (other than the Transaction Fee) is identical to the NAV of the Creation Unit being purchased.

“Board of Trustees” or “Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CFTC” means Commodity Futures Trading Commission.

“Code” or “Internal Revenue Code” means the Internal Revenue Code of 1986, as amended.

“Creation Unit” means an aggregation of a specified number of shares.

“Distributor” or “Foreside” means Foreside Fund Services, LLC.

“Exchange” means NYSE Arca, Inc.

“Fund” means one or more of the series of the Trust identified on the front cover of this SAI.

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from a Fund.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

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“Independent Trustee” means a Trustee who is not an “interested persons” as defined under Section 2(a)(19) of the 1940 Act.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of a Fund. The In-Kind Creation Basket will identify the name and number of shares of each security to be contributed, in-kind, to a Fund for a Creation Unit.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“Interested Trustee” means a Trustee who is an “interested person” as defined in Section 2(a)(19) of the 1940 Act.

“IRS” means the Internal Revenue Service.

“Long Only Funds” means the AGFiQ Equal Weighted Value Factor Fund, AGFiQ Equal Weighted Low Beta Factor Fund, and AGFiQ Equal Weighted High Momentum Factor Fund.

“Long/Short Funds” means the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, AGFiQ U.S. Market Neutral Size Fund, AGFiQ U.S. Market Neutral Anti-Beta Fund and the AGFiQ Hedged Dividend Income Fund.

“Market Neutral Funds” means the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, AGFiQ U.S. Market Neutral Size Fund and the AGFiQ U.S. Market Neutral Anti-Beta Fund.

“NAV” means the net asset value of a Fund.

“RIC” means a “regulated investment company” as defined in section 851(a) of the Code.

“SAI” means this statement of additional information.

“SEC” means U.S. Securities and Exchange Commission.

“Target Index Funds” means the Long/Short Funds, Long Only Funds and the Market Neutral Funds.

“Transaction Fees” means fees imposed to compensate the Trust in connection with creations and redemptions.

“Trust” means FQF Trust.

“Trustee” means a trustee of the Trust.

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INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the 1940 Act. The Funds are diversified series of the Trust. The Trust was organized on November 19, 2009. Other series of the Trust may be added in the future and/or offered in a separate prospectus and SAI.

Each Fund issues and redeems shares at NAV only in Creation Units, generally in exchange for a basket of securities, together with the deposit of a specified cash amount, or for an all cash amount. Shares of each Fund are listed and traded on the Exchange. Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual fund shares, shares are not individually redeemable securities. Rather, each Fund issues and redeems shares on a continuous basis at NAV, only in Creation Units of 50,000 shares. Including in the event of the liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit. Further, the Trust reserves the right to adjust the price of shares to maintain convenient trading ranges for investors (namely, to maintain a price per share that is attractive to investors). Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the aggregate NAV of a Fund.

In the instance of creations and redemptions, Transaction Fees may be imposed. Such fees are limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming shares from a Fund and Transaction Fees — is not relevant to most retail investors.

Once created, shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

Exchange Listing and Trading

Shares of each Fund are or will be listed and traded on the Exchange. Shares trade on the Exchange and throughout the secondary market at prices that may differ from their NAV or Intraday Net Asset Value (“INAV”), as explained on the next page, including because such prices may be affected by market forces (such as supply and demand for shares). As is the case of other securities traded on an exchange, when you buy or sell shares on the Exchange or in the secondary markets, your broker will normally charge you a commission or similar transaction charges, and the secondary market price at which you transact may be affected by the bid/ask spread that prevails in the shares at the time of your transaction. The bid/ask spread is the difference between the highest price a buyer is willing to pay to purchase shares and the lowest price a seller is willing to accept for shares. A Fund does not control the bid/ask spread for shares of the Fund.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from listing if: (i) after the first 12 months the Fund is listed, there are fewer than 50 beneficial owners of the shares; or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of a Fund from listing and trading upon termination of a Fund.

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The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

INAV

The INAV is an approximate per-Share value of a Fund’s Fund Deposit and any short positions, which is disseminated every fifteen (15) seconds throughout the trading day by the Exchange, or by other information providers. The INAV is based on the current market value of the Fund Deposit and any short positions. The INAV does not necessarily reflect the precise composition of the current portfolio of investments held by the Fund at a particular point in time. The INAV should not be viewed as a “real-time” update of the NAV of the Fund because it may not be calculated in the same manner as the NAV. The Funds are not involved in, or responsible for, the calculation or dissemination of the INAV and make no warranty as to its accuracy.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

Reference is made to the Prospectus for a discussion of the primary investment objectives and policies of each Fund. The discussion below supplements, and should be read in conjunction with, the Prospectus.

The investment restrictions of each Fund specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Funds (including the benchmarks of the Funds) may be changed by the Board without the approval of shareholders.

The investment techniques and strategies discussed below may be used by a Fund if, in the opinion of the Adviser, the techniques or strategies may be advantageous to the Fund. A Fund is free to reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to a Fund, will result in the achievement of the Fund’s objectives. Also, there can be no assurance that any Fund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate a Fund at a time that may not be opportune for shareholders.

Each Target Index Fund seeks to replicate the price and performance, before fees and expenses, of an index (“Target Index”). Each Target Index Fund may consider changing its Target Index at any time, including if, for example, the current index becomes unavailable, the Board believes that the current index no longer serves the investment needs of the Target Index Fund and that another index may better serve such needs, or if the financial or economic environment makes it difficult for the Target Index Fund to track its Target Index.

Unlike the Target Index Funds, the Active ETFs are not index funds. The Active ETFs are actively managed and do not seek to replicate the performance of a specified index—each Active ETF seeks to achieve its investment objective. Each Active ETF may not achieve its investment objective. Each Active ETF’s investment objective is non-fundamental and may be changed without shareholder approval with at least 60 days’ notice to shareholders.

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Additional information concerning the Funds, their investments policies and techniques, and the securities and financial instruments in which they may invest is set forth below.

Borrowing

Except as a temporary measure for extraordinary or emergency purposes, the Funds do not currently intend to borrow money in amounts in excess of 5% of the value of a Fund’s total assets. The Funds may, however, pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings and in connection with hedging transactions, short sales and similar investment strategies.

Each Fund may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with well-established financial institutions. However, to the extent a Fund “covers” its repurchase obligations as described above in “Reverse Repurchase Agreements,” such agreement will not be considered to be a “senior security” and will not be considered borrowings by that Fund.

Business Development Companies

Subject to its investment policies and restrictions, a Fund may invest in shares of business development companies (“BDCs”). BDCs are a type of closed-end investment company regulated under the 1940 Act and typically invest in and lend to small and medium-sized private companies that may not have access to public equity markets for raising capital. BDCs invest in such diverse industries as healthcare, chemical, manufacturing, technology and service companies. A BDC must invest at least 70% of the value of its total assets in certain asset types, which typically are the securities of private U.S. businesses, and must make available significant managerial assistance to the issuers of such securities. BDCs often offer a yield advantage over other types of securities. Managers of BDCs may be entitled to compensation based on the BDC’s performance, which may result in a manager of a BDC making riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. Because BDCs typically invest in small and medium-sized companies, a BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group. Accordingly, the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase the BDC’s volatility and risk. Investments made by BDCs generally are subject to legal and other restrictions on resale and are otherwise less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which a Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. BDCs also may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a BDC experiences the need to write down the value of an investment, which tends to increase the BDC’s volatility and risk.

Investments in BDCs are subject to management risk, including the ability of the BDC’s management to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV. Like an investment in other investment companies, a Fund will indirectly bear its proportionate share of any management and other expenses charged by the BDCs in which it invests.

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BDCs may employ the use of leverage through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility of the BDC and the possibility that the BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

Commodity Pool Operator Regulation

As of January 1, 2013, the CFTC imposed new limitations on commodities trading by certain regulated entities, including advisers of registered investment companies. Pursuant to the new limitations, in order to qualify for an exclusion from registration and regulation as a commodity pool operator under the Commodity Exchange Act (“CEA”), a Fund may only use a de minimis amount of commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A de minimis amount is defined as an amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of a Fund’s net asset value, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). Because the Funds are expected to engage only in a de minimis amount of such transactions, the Adviser has claimed such an exclusion. Therefore, it is not subject to the registration requirements of the CEA.

Cyber-Security Risk

A Fund, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-security breaches. Cyber-attacks affecting a Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate NAV, cause the release of private shareholder information or confidential business information, impede trading, subject a Fund to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber-security risk management purposes. While the Funds’ service providers have established business continuity plans, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cyber-security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. Similar types of cyber-security risks are also present for issuers or securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

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Equity Securities

The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an equity security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of an equity security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are susceptible to these market risks.

Futures Contracts and Related Options

The Funds may purchase or sell stock index futures contracts and options thereon for hedging, as a substitute for a comparable market position in the underlying securities, to profit from declines in financial markets or to enhance income to a Fund. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of a Fund’s loss from an unhedged short position in futures and options on futures contracts is potentially unlimited. The Funds will generally engage in transactions in futures and options on futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

There are several risks associated with the use of futures contracts and options on futures as hedging techniques. A purchase or sale of a contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the contract and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures and options on futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and options on futures, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate or currency trends.

Futures exchanges may limit the amount of fluctuation permitted in certain contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

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There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or options on futures position, and that Fund would remain obligated to meet margin requirements until the position is closed. If trading is not possible, or if a Fund determines not to close a position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange, national futures exchange or foreign board of trade with an active and liquid secondary market, but there can be no assurance that an active secondary market will develop or continue to exist.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund “covers” its position. To cover its position, a Fund may enter into an appropriate offsetting position or segregate with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

Illiquid Investments

Each Fund may purchase illiquid investments, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its nets assets in illiquid investments that are assets. The term “illiquid investments” means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds may not be able to sell illiquid investments when the Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of liquid investments. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such securities and may have an adverse impact on a Fund’s NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The staff of the SEC has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, with such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function. The Board of Trustees has delegated to the Adviser the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on a Fund’s liquidity.

Index Options

The Funds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions, or to create synthetic positions.

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A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the purchased option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either: (i) owns an appropriate offsetting position in securities or other options; and/or (ii) earmarks or segregates with the Fund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The Funds may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter (“OTC”) market as an investment vehicle for the purpose of realizing a Fund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. Purchased OTC options and the cover for written OTC options may be illiquid.

Some stock index options may be based on a broad market index or on a narrower market index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE”) and other options exchanges (“Options Exchanges”).

Each of the Options Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Options Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Options Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may buy or sell; however, the Adviser intends to comply with all limitations.

Investments in Other Investment Companies

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act or any exemptive order issued by the SEC. If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

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Master Limited Partnerships

A Fund may invest in master limited partnerships (“MLPs”), which are publicly traded partnerships (or similar entities such as limited liability companies) primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Their interests, or units, trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs generally have two classes of owners, one or more general partners and the limited partners (i.e., investors). The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Options on Securities

The Funds may buy and write (sell) options on securities for the purpose of realizing their investment objective. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

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The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. If the Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund’s investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund’s INAV per share and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. A Fund may purchase put or call options that are traded on an exchange or in the OTC market. A Fund may sell (“write”) covered call options on its portfolio securities in an attempt to enhance investment performance. A Fund may also write covered put options. A put option is a short-term contract that gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the seller of the option at a specified price during the term of the option. Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, a Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

When writing a call option on securities, a Fund may cover its position by owning the underlying security on which the option is written, entering into an appropriate offsetting position or by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When a Fund writes a put option, the Fund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a Fund to write call options on stocks held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

Real Estate Investment Trusts

Each Fund may invest in real estate investment trusts (“REITs”). A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on its “real estate investment trust taxable income” (including net capital gains) for a taxable year that it distributes to its shareholders if, among other things, it distributes substantially all of that income (other than “net capital gain” (as defined below under “TAXATION”)).

Because REITs have ongoing fees and expenses, which may include management, operating and administration expenses, REIT shareholders, including a Fund, will indirectly bear a proportionate share of those expenses in addition to the expenses of the Fund. However, such expenses are not considered to be Acquired Fund Fees and Expenses and, therefore, are not reflected as such in a Fund’s fee table.

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A Fund also may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for modified tax-free “pass-through” of net investment income and net realized capital gains under the Code, including regulations thereunder and IRS interpretations or similar authority upon which a Fund may rely or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting any repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer.

Reverse Repurchase Agreements

Each Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when the Adviser believes it will be to a Fund’s advantage to do so. Each Fund will earmark or segregate cash or liquid instruments equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

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Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

The Target Index Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Target Index Funds may not achieve their investment objectives.

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be centrally-cleared and exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts.

In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. If the Adviser is incorrect in its forecasts of market values, credit quality, interest rates or currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

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In addition, these transactions can involve greater risks than if a Fund had invested in the reference obligation directly, because, in addition to general market risks, swaps are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s right as a creditor. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. Because bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. To the extent that a swap is considered to be illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which could lead to significant losses. Many swaps are complex and often valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. If a swap transaction is particularly large or under certain market conditions (e.g., the relevant market is illiquid) it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Certain standardized swaps are currently subject to mandatory central clearing and exchange-trading. Central clearing is expected to decrease counterparty risk and exchange-trading is expected to increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap and exchange-trading provides market transparency for participants. However, central clearing does not eliminate counterparty risk and exchange-trading does not eliminate illiquidity risk. In addition, depending on the size of a Fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar bilateral swap. However, existing or anticipated regulatory margin requirements, including minimums, on uncleared swaps may change this comparison.

Regulators are in the process of developing rules that would require further exchange-trading and execution of most liquid swaps on trading facilities. Moving trading to an exchange-type system may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps.

Centralized reporting of detailed information about many types of cleared and uncleared swaps is also required. This information is available to regulators and, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data may result in greater market transparency, which may be beneficial to funds that use swaps to implement trading strategies. However, these rules place potential additional administrative obligations on the Funds, and the safeguards established to protect anonymity may not function as expected.

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash of other assets determined to be liquid. Obligations under swap agreements will not be subject to a Fund’s borrowing restrictions.

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The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. The Adviser, under the oversight of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

U.S. Government Securities

Each Fund also may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are backed by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.

While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund’s portfolio investments in these securities. Accordingly, risks associated with rising interest rates are heightened.

When-Issued and Delayed-Delivery Securities

The Funds may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Each Fund will earmark or segregate cash or liquid investments equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities.

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Portfolio Turnover

A Fund’s portfolio turnover may vary from year to year, as well as within a year. A Fund’s portfolio turns over for a variety of reasons, including, with respect to the Target Index Funds, due to changes in and rebalancings of its Target Index. A high portfolio turnover rate (for example, over 100%) may result in transaction costs to a Fund, including brokerage commissions and other transaction costs. The performance of a Fund could be negatively impacted by the increased costs. In addition, rapid portfolio turnover exposes shareholders to the possibility of a higher current realization of short-term capital gains in excess of short-term capital losses, distributions of which would be taxed to a shareholder as ordinary income and thus cause the shareholder to pay higher taxes. However, to the extent a Fund uses the redemption in-kind mechanism, such utilization will generally have the effect of minimizing Fund shareholders’ realization of capital gains.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include future contracts, swap agreements and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year. In addition, the calculation of portfolio turnover does not include portfolio securities involved in in-kind transactions for Creation Units.

During the two most recent fiscal years ended June 30, the portfolio turnover rate for each Fund was as follows:

Name of Fund[1]	2017	2018
AGFiQ U.S. Market Neutral Momentum Fund	380%	402%
AGFiQ U.S. Market Neutral Value Fund	246%	152%
AGFiQ U.S. Market Neutral Size Fund	106%	105%
AGFiQ U.S. Market Neutral Anti-Beta Fund	273%	347%
AGFiQ Hedged Dividend Income Fund	168%	141%

1 The AGFiQ Equal Weighted Value Factor Fund, AGFiQ Equal Weighted Low Beta Factor Fund, AGFiQ Equal Weighted High Momentum Factor Fund, AGFiQ Dynamic Hedged U.S. Equity ETF and the AGFiQ Global Infrastructure ETF had not commenced operations as of the date of this SAI. Accordingly, no portfolio turnover information is provided for these Funds.

Turnover is comprised of two components, index turnover and turnover due to creation and redemption activity. Index turnover historically has remained fairly consistent from year to year. Large variations in turnover rates have been due to changes in creation and redemption activity from year to year. Going forward, index turnover may decline as a result of each index moving from a monthly rebalancing and reconstruction schedule to a quarterly schedule.

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INVESTMENT RESTRICTIONS

Fundamental Investment Policies

Each Fund has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a “majority” of the outstanding voting securities of the Fund, as that term is defined in the 1940 Act. As defined in the 1940 Act, the vote of a majority of the outstanding voting securities means the lesser of: (i) 67% or more of the voting securities of the series present at a duly called meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the series. (All policies of a Fund not specifically identified in this SAI or the Prospectus as fundamental may be changed without a vote of the shareholders of the Fund, upon approval of a majority of the Trustees). For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

Target Index Funds:

1.	The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	The Fund may not purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5.	The Fund may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Fund from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

6.	The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7.	The Fund will not concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that each Fund will concentrate to approximately the same extent that its Target Index concentrates in the stocks of such particular industry or industries.

Active ETFs:

1.	The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

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3.	The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	The Fund may not purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5.	The Fund may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Fund from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

6.	The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7.	The AGFiQ Dynamic Hedged U.S. Equity ETF and AGFiQ Global Infrastructure ETF will not concentrate (i.e., invest more than 25% of its assets in a single industry) its investments in issuers of a particular industry, except that the AGFiQ Global Infrastructure ETF will concentrate its investments in issuers in the infrastructure industry.

Except with respect to borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation. Thus, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act or the relevant rules, regulations or interpretations thereunder.

Each of the Funds is “diversified” as defined in the 1940 Act. This means that at least 75% of the value of each Fund’s total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for purposes of this calculation, are limited in respect of any one issuer to an amount not greater in value than 5% of a Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. A Fund may not change from “diversified” to “non-diversified” without shareholder approval (as defined above).

For purposes of the limitation on industry concentration, securities of the U.S. government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.

20

Non-Fundamental Investment Policies

The Funds have adopted non-fundamental investment policies. The Target Index Funds’ non-fundamental investment policies obligate each Target Index Fund to directly invest at least 80% of its assets in the component securities of its Target Index. For purposes of such investment policies, the Long Only Funds consider “assets” to include a Fund’s total assets, and the Long/Short Funds consider “assets” to include a Fund’s net assets, including any amounts borrowed for investment purposes with respect to long components of the relevant Target Index. Pursuant to the same 80% policies, the Long/Short Funds sell short at least 80% of the weight of the short components of their Target Index. That is, for purposes of such an investment policy for the Long/Short Funds, “assets” includes not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the component securities of its Target Index, but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, to the extent that they are not already counted as investments, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. [The AGFiQ Dynamic Hedged U.S. Equity ETF, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers economically tied to the United States. The AGFiQ Global Infrastructure ETF, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of infrastructure-related companies and infrastructure-related investments.] Each Fund will provide investors with at least 60 days’ notice prior to changes in its 80% policy.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Portfolio transactions will generally be implemented through in-kind transactions for Creation Units; however, the Adviser will execute brokerage transactions for the Funds and the Funds will incur brokerage commissions, particularly until the Funds achieve scale, in the case of transactions involving realized losses and in connection with short positions. Also, the Funds may accept cash, in which case the Adviser may need to execute brokerage transactions for the Funds.

Subject to the general supervision of the Board of Trustees, the Adviser is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Adviser expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, who receive compensation for their services, in conformity with the 1940 Act, the 1934 Act and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in NASDAQ or OTC securities and securities listed on an exchange) and agency NASDAQ or OTC transactions executed with an electronic communications network or an alternative trading system. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

The Adviser serves as an investment manager to and places portfolio transactions on behalf of other clients, including other investment companies. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Adviser manages in such manner as the Adviser deems equitable. Orders are placed at the end of the trading day in separate baskets for each Fund (orders for the same securities on the same side of the market are not aggregated). If an order is partially filled and the security is being traded for more than one Fund, the main factors considered by the Adviser in making allocations to the Funds are their respective investment objectives and the order size of each Fund with respect to the relevant security. The policy of each Fund regarding purchases and sales of securities for a Fund’s portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser from obtaining a high quality of brokerage (and potentially research) services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as, in most cases, an exact dollar value for those services is not ascertainable.

21

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a Fund’s policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such prices and executions are obtainable from more than one broker or dealer, the Adviser may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to a Fund or the Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker- dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker- dealer is not a principal, a higher commission may be justified, at the determination of the Adviser, for the additional services. The information and services received by the Adviser from brokers and dealers may be of benefit to the Adviser in the management of accounts of some of the Adviser’s other clients and may not in all cases benefit a Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Adviser and thereby reduce the Adviser’s expenses, this information and these services are of indeterminable value and the management fee paid to the Adviser is not reduced by any amount that may be attributable to the value of such information and services.

The Adviser does not consider sales of shares as a factor in the selection of broker-dealers to execute portfolio transactions.

The aggregate brokerage commissions paid by each Fund during the three most recent fiscal years are set forth in the table below.

Name of Fund[1]	Brokerage Commissions Paid	Amount of Transactions Involved
AGFiQ U.S. Market Neutral Momentum Fund
Fiscal Year Ended June 30, 2018	$20,793.88	$43,207,234.72
Fiscal Year Ended June 30, 2017	$5,449.94	$18,930,835.65
Fiscal Year Ended June 30, 2016	$35,926.94	$49,835,093.88
AGFiQ U.S. Market Neutral Value Fund
Fiscal Year Ended June 30, 2018	$1,800.24	$3,542,486.20
Fiscal Year Ended June 30, 2017	$2,297.84	$9,311,081.25
Fiscal Year Ended June 30, 2016	$5,914.22	$8,575,416.05
AGFiQ U.S. Market Neutral Size Fund
Fiscal Year Ended June 30, 2018	$1,745.94	$3,835,806.36
Fiscal Year Ended June 30, 2017	$1,329.91	$3,956,337.94
Fiscal Year Ended June 30, 2016	$7,087.66	$7,783,931.43
AGFiQ U.S. Market Neutral Anti-Beta Fund
Fiscal Year Ended June 30, 2018	$24,825.60	$56,495,104.80
Fiscal Year Ended June 30, 2017	$23,674.09	$78,274,186.53
Fiscal Year Ended June 30, 2016	$379,244.12	$541,554,823.75
AGFiQ Hedged Dividend Income Fund
Fiscal Year Ended June 30, 2018	$10,984.63	$23,311,232.86
Fiscal Year Ended June 30, 2017	$7,856.94	$23,434,104.06
Fiscal Year Ended June 30, 2016	$8,869.60	$13,439,692.75

1 The AGFiQ Equal Weighted Value Factor Fund, AGFiQ Equal Weighted Low Beta Factor Fund, AGFiQ Equal Weighted High Momentum Factor Fund, AGFiQ Dynamic Hedged U.S. Equity ETF and AGFiQ Global Infrastructure ETF had not commenced operations as of the date of this SAI. Accordingly, no brokerage commission information is provided for these Funds.

22

Directed Brokerage

For the fiscal year ended June 30, 2018, the AGFiQ U.S. Market Neutral Momentum Fund directed $43,210,866.53 in transactions to brokers in part because of research services provided and paid $20,793.88 in commissions on such transactions.

For the fiscal year ended June 30, 2018, the AGFiQ U.S. Market Neutral Value Fund directed $3,326,457.67 in transactions to brokers in part because of research services provided and paid $1,584.10 in commissions on such transactions

For the fiscal year ended June 30, 2018, the AGFiQ U.S. Market Neutral Size Fund directed $3,835,848.37 in transactions to brokers in part because of research services provided and paid $1,745.94 in commissions on such transactions.

For the fiscal year ended June 30, 2018, the AGFiQ U.S. Market Neutral Anti-Beta Fund directed $56,493,672.88 in transactions to brokers in part because of research services provided and paid $24,825.60 in commissions on such transactions.

For the fiscal year ended June 30, 2018, the AGFiQ Hedged Dividend Income Fund directed $23,309,755.85 in transactions to brokers in part because of research services provided and paid $10,984.63 in commissions on such transactions.

Securities of “Regular Brokers and Dealers”

The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that they may hold at the end of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. Holdings in shares of regular brokers and dealers as of June 30, 2018 are set forth in the table below.

Name of Fund	Broker-Dealer	Debt/Equity	Aggregate Holdings (000s)

AGFiQ U.S. Market Neutral Momentum Fund	Bank of America	E	$36
AGFiQ U.S. Market Neutral Value Fund	Morgan Stanley & Co.	E	$5
AGFiQ U.S. Market Neutral Value Fund	Bank of America	E	$5

23

MANAGEMENT OF TRUST

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

One Trustee and all of the officers of the Trust are directors, officers or employees of the Adviser and/or its affiliates, except for Mr. Hunter and Mr. Kalina, who are employees of affiliates of the Distributor. The other Trustees are Independent Trustees. The fund complex includes the Funds, AGF Global Sustainable Growth Equity Fund and AGF Global Equity Fund, which are held out to investors as related for purposes of investment and investor services (“Fund Complex”).

The Trustees, their year of birth, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown in a table below. The officers, their year of birth, term of office and length of time served and their principal business occupations during the past five years, are shown in a table below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o FQF Trust, 53 State Street, Suite 1308, Boston, MA 02109.

Name, Address,* Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini** Year of Birth: 1944	Trustee	Indefinite/ Since 2011	Independent Consultant, Independent Directors of GMO Trust (2013 to present); Independent Consultant, GMO Funds (2011 to present); Principal, Dover Consulting LLC (2008 to 2015).	12	None
Joseph A. Franco Year of Birth: 1957	Trustee	Indefinite/ Since 2011	Professor of Law, Suffolk University Law School (1996 to present).	12	None
Richard S. Robie III*** Year of Birth: 1960	Trustee	Indefinite/ Since 2011	Chief Operating Officer, Eagle Capital Management (July 2017 to present); Consultant, Advent International (August 2010 to July 2017).	12	None
Interested Trustee****
William C. Carey Year of Birth: 1960	Trustee; Vice President	Indefinite/ Since 2018	Chief Executive Officer, FFCM LLC (September 2013 to present); President, F-Squared Retirement Solutions (2011 to 2012).	12	Trustee, Bates College (2011 to present).

*Each Independent Trustee may be contacted by writing to the Independent Trustees of FQF Trust, c/o Stacy L. Fuller, Esq., K&L Gates LLP, 1601 K Street, NW, Washington, D.C., 20006-1600.

** Mr. Ambrosini is the Chairman of the Audit Committee.

*** Mr. Robie is the Chairman of the Nominating Committee.

**** Mr. Carey is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in the Adviser.

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Officers

Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Joshua G. Hunter 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1981	Principal Financial Officer and Treasurer	Indefinite/ Since 2015	Fund Principal Financial Officer, Foreside Management Services LLC (July 2015 to present); Vice President/Assistant Vice President, Treasury Services, JPMorgan Chase & Co. (July 2008 to July 2015).*
William H. DeRoche 53 State Street, Suite 1308 Boston, MA 02109 Year of Birth: 1962	President	Indefinite/ Since 2012	Chief Investment Officer, Adviser (April 2010 to present); Chief Compliance Officer, Adviser (June 2012 to March 2017); Portfolio Manager, ICC Capital (March 2015 to December 2015).
Kenneth A. Kalina c/o Foreside 3 Canal Plaza, Suite 100 Portland, ME 04101 Year of Birth: 1959	Chief Compliance Officer	Indefinite/ Since 2017	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (June 2017 to present); Chief Compliance Officer, Henderson Global Funds (December 2005 to June 2017); Chief Compliance Officer, Henderson Global Investors (North America) Inc. (December 2005 to December 2015).*
Kevin McCreadie AGF Management Limited 66 Wellington Street West 31st Floor Toronto, Ontario Canada M5K 1E9 Year of Birth: 1960	Vice President	Indefinite/ Since 2017	Director and Chief Investment Officer of AGF Investments America Inc. and Executive Vice President and Chief Investment Officer of AGF Management Limited (June 2014 to present); Senior Officer and/or Director of certain subsidiaries of AGF Management Limited (June 2014 to present); Managing Executive – Institutional Asset Management, PNC Financial Services Group Inc.’s (“PNC”) Asset Management Group (December 2008 to May 2014); President and Chief Investment Officer, PNC Capital Advisors, LLC, a division of PNC, President, PNC Funds Co., and President, PNC Alternative Investment Funds Co. (March 2007 to May 2014).

* Mr. Hunter and Mr. Kalina serve as officers to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) acts as distributor (or other service provider).

Trustee Ownership of Fund Shares

[TO BE UPDATED BY AMENDMENT]

As of December 31, 2018, the Trustees and officers of the Trust, as a group, owned beneficially less than 1% of the outstanding shares of the Trust. As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in the Adviser or Distributor, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Adviser or Distributor.

The following table shows the dollar range of shares of the Funds owned by each Trustee in the Funds:

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Information as of December 31, 2018
Name of Trustee	Dollar Range of Equity Securities in Each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Fund Complex
Independent Trustees
Peter A. Ambrosini	[ ]	[ ]
Joseph A. Franco	[ ]	[ ]
Richard S. Robie III	[ ]	[ ]
Interested Trustee
William C. Carey	[ ]	[ ]

Additional Information About the Trustees

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

Peter A. Ambrosini: Mr. Ambrosini has extensive experience in the investment management business, including as a chief compliance officer of an investment adviser.

Joseph A. Franco: Mr. Franco has extensive experience in legal and regulatory issues affecting the securities industry, including prior positions with the SEC.

Richard S. Robie III: Mr. Robie has extensive experience in the investment management business, including as a chief administration officer of an investment adviser.

William C. Carey: Mr. Carey has extensive experience in the investment management industry, including as the president of an investment adviser and separately of a broker-dealer, and as the head of distribution for a large U.S. asset management firm.

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

Board Structure

Mr. Carey is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and serving as a liaison between the Independent Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having three- fourths of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or a lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings.

26

The Board normally holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees typically meet separately at each regularly scheduled in-person meeting of the Board, when management is not present. The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees are appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, including the number of Funds overseen by the Board, their investment objectives, the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Funds.

The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. As part of its oversight function, the Board monitors the Advisers’ risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Currently, each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally each Fund’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of each Fund’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to each Fund’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. The Audit Committee met two times during the fiscal year ended June 30, 2018.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the 1940 Act (“Interested Person”) of the Trust and Adviser and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are and, separately, are not Interested Persons of the Trust and Adviser; and (3) review periodically the workload and capabilities of the Trustees and, as the Nominating Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Nominating Committee may, in its sole discretion, consider potential candidates for nomination identified by certain shareholders. Shareholder nominations should be forwarded to the attention of the President of the Trust at the address provided on the cover of this SAI. Any shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the 1934 Act in order to be considered by the Nominating Committee. The Nominating Committee met one time during the fiscal year ended June 30, 2018.

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Compensation of Trustees and Officers

Interested Trustees are not compensated by the Trust. The Trust pays each Independent Trustee an annual retainer of $26,000, paid in equal quarterly installments. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Funds’ expenses, and Trustees are not entitled to benefits upon retirement from the Board.

The table below shows the compensation that was paid to the Trustees for the fiscal year ended June 30, 2018:

Name	Aggregate Compensation from the Funds	Aggregate Compensation from the Fund Complex
Peter A. Ambrosini	$12,867	$26,000
Joseph A. Franco	$12,867	$26,000
Richard S. Robie III	$12,867	$26,000
William C. Carey*	None	None

*Mr. Carey assumed his position effective June 19, 2018.

Control Persons and Principal Holders of Securities

[TO BE UPDATED BY AMENDMENT]

Although the Trust does not have information concerning the beneficial ownership of shares nominally held by the Depository Trust Company (“DTC”), as of [ ], 2019, the name, address and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of each Fund were as follows:

28

AGFiQ U.S. Market Neutral Momentum Fund
Nominee Name/Address

GMP Securities L.P.	[ ]%*
145 King Street West, Suite 300 Toronto, Ontario M5H 1J8

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	[ ]%

Merrill Lynch 1600 Merrill Lynch Drive Pennington, NJ 08534	[ ]%

AGFiQ U.S. Market Neutral Value Fund
Nominee Name/Address

Merrill Lynch 1600 Merrill Lynch Drive Pennington, NJ 08534	[ ]%*

TD Ameritrade Clearing, Inc. Attn: Mandi Foster P.O. Box 2577 Omaha, NE 68103	[ ]%

E*Trade Securities LLC 501 Plaza Two 34 Exchange Place Jersey City, NJ 07311	[ ]%

Brown Brothers Harriman & Co. 185 Hudson Street, Suite 1150 Jersey City NJ, 07311-4003	[ ]%

AGFiQ U.S. Market Neutral Size Fund
Nominee Name/Address

Merrill Lynch 1600 Merrill Lynch Drive Pennington, NJ 08534	[ ]%*

Goldman Sachs Proxy Services Church Street Station P.O. Box 3197 New York, NY 10008	[ ]%

AGFiQ U.S. Market Neutral Anti-Beta Fund
Nominee Name/Address

GMP Securities L.P.	[ ]%*
145 King Street West, Suite 300 Toronto, Ontario M5H 1J8

National Financial Services LLC P.O. Box 673004 Dallas, TX 75267	[ ]%

TD Ameritrade Clearing, Inc. Attn: Mandi Foster P.O. Box 2577 Omaha, NE 68103	[ ]%

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Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	[ ]%

Charles Schwab & Co., Inc. ATTN: Proxy P.O. Box 64930 Phoenix, AZ 85082	[ ]%

Merrill Lynch 1600 Merrill Lynch Drive Pennington, NJ 08534	[ ]%

AGFiQ Hedged Dividend Income Fund
Nominee Name/Address

Merrill Lynch 1600 Merrill Lynch Drive Pennington, NJ 08534	[ ]%*

TD Ameritrade Clearing, Inc. Attn: Mandi Foster P.O. Box 2577 Omaha, NE 68103	[ ]%*

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	[ ]%

Charles Schwab & Co., Inc. ATTN: Proxy P.O. Box 64930 Phoenix, AZ 85082	[ ]%

E*Trade Securities LLC 501 Plaza Two 34 Exchange Place Jersey City, NJ 07311	[ ]%

*A person who beneficially owns, directly or indirectly, 25% or more of the voting securities of a Fund may be deemed to “control” (as defined in the 1940 Act) that Fund, and may be able to exercise a controlling influence over any matter submitted to shareholders of that Fund.

With respect to the AGFiQ Equal Weighted Value Factor Fund, AGFiQ Equal Weighted Low Beta Factor Fund, AGFiQ Equal Weighted High Momentum Factor Fund, AGFiQ Dynamic Hedged U.S. Equity ETF and AGFiQ Global Infrastructure ETF, the Adviser or its affiliates are expected to own all of the initial shares issued by the Funds prior to their commencement of investment operations and public launch.

INFORMATION ABOUT ADVISER

William DeRoche, CFA has been the Funds’ portfolio manager since each Fund’s inception. Philip Lee, PhD has been a portfolio manager for each of the Long/Short Funds since July 2013 and has been a portfolio manager for the Long Only Funds and the Active ETFs since each Fund’s inception. Josh Belko, CFA has been a portfolio manager for each of the Long/Short Funds since April 2017 and has been a portfolio manager for the Long Only Funds and the Active ETFs since each Fund’s inception. The following persons own 5% or more of the Adviser: a wholly-owned subsidiary of AGF Management Limited (“AGF”). AGF is a Canadian-based investment management firm serving institutions and individuals around the globe since 1957. TTCER and M/C Venture Investors are private investment vehicles.

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Other Accounts Managed by Portfolio Managers

The following table provides information about the portfolio managers as of [ ]:

[TO BE UPDATED BY AMENDMENT]

Portfolio Manager	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts		Performance Fee Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
William DeRoche	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Philip Lee	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Josh Belko	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

*Registered Investment Companies include all funds managed by the Portfolio Managers, including the Funds. Also includes a Canadian-Registered mutual fund.

Conflicts of Interest

In the course of providing advisory services for the Funds, the Adviser may simultaneously recommend the sale of a particular security for one Fund or account, if any, while recommending the purchase of the same security for another Fund or account, if any, if such recommendations are consistent with each client’s investment strategies.

The Adviser, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in the Adviser’s clients, such as the Funds. Thus, the Adviser may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. The Adviser may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.

In addition, the Adviser, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker used by clients. It is possible that officers or employees of the Adviser may buy or sell securities or other instruments that the Adviser has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with the Adviser’s recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. The Adviser has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.

Any Access Person of the Adviser may make security purchases, subject to the terms of the Adviser’s Code of Ethics are consistent with the requirements of Rule 17j-1 under the 1940 Act.

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The Adviser and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, the Adviser and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of the Adviser. Accordingly, should the Adviser or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, the Adviser and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.

Portfolio Manager Compensation

FFCM has created a competitive compensation program that is designed to attract and retain high-caliber investment professionals. Portfolio Managers are eligible to receive a fixed base salary, an annual incentive bonus, equity ownership, as well as benefits. A Portfolio Manager’s total compensation, inclusive of bonus and equity ownership in the Adviser reflects a Portfolio Manager’s relative experience and contribution to the firm.

The annual incentive bonus opportunity provides cash bonuses and equity ownership based upon the Adviser’s overall performance and individual contributions. At this stage in the growth of the Adviser, equity ownership is the key incentive compensation for rewarding Portfolio Managers. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount. Overall compensation will depend on the profitability of the Adviser, which is tied to the success of the Funds.

Portfolio Managers are eligible to participate in the Adviser’s standard employee benefit programs, which include health and welfare programs.

Disclosure of Securities Ownership

The table below shows the dollar range of equity securities in the Funds beneficially owned by each Portfolio Manager as of June 30, 2018.

Name of Portfolio Manager	Dollar Range of Securities Beneficially Owned
William H. DeRoche	$100,001-$500,000
Philip Lee, PhD	None
Josh Belko	None

Investment Advisory Agreement

Under an investment advisory agreement between FFCM and the Trust, on behalf of each Fund (“Advisory Agreement”), each Fund pays FFCM a fee at an annualized rate, based on its average daily net assets, of 0.50% for the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, and AGFiQ U.S. Market Neutral Size Fund; 0.45% for the AGFiQ U.S. Market Neutral Anti-Beta Fund, AGFiQ Hedged Dividend Income Fund; 0.25% for the Long Only Funds; and [ ]% for the Active ETFs. FFCM manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board. FFCM’s address is 53 State Street, Suite 1308, Boston, MA 02109.

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Under the Advisory Agreement, the Adviser bears all costs associated with providing these advisory services and pays all salaries, expenses, and fees of the Trustees and officers of the Trust who are officers, directors/trustees, partners, or employees of the Adviser or its affiliates. The Trust pays all expenses of its organization, operations, and business not specifically assumed or agreed to be paid by the Adviser. Without limiting the generality of the foregoing, the Trust pays or arranges for the payment of the following: the costs of preparing, setting in type, printing and mailing of the Prospectus, Prospectus supplements, SAIs, annual, semi-annual and periodic reports, and notices and proxy solicitation materials required to be furnished to shareholders of the Trust or regulatory authorities, and all tax returns; compensation of the officers and Trustees of the Trust who are not officers, directors/trustees, partners or employees of Adviser or its affiliates; principal financial officer fees, CCO fees and Anti-Money Laundering (“AML”) officer fees; all legal and other fees and expenses incurred in connection with the affairs of the Trust, including those incurred with respect to registering its shares with regulatory authorities and all fees and expenses incurred in connection with the preparation, setting in type, printing, and filing with necessary regulatory authorities of any registration statement and Prospectus, and any amendments or supplements that may be made from time to time, including registration, filing and other fees in connection with requirements of regulatory authorities; all expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust’s cash, securities, and other property, including all charges of depositories, custodians, and other agents, if any; the charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself or its Independent Trustees; the charges and expenses of maintaining shareholder accounts, including all charges of transfer, bookkeeping, and dividend disbursing agents appointed by the Trust; index licensing fees; all brokers’ commissions and issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; all taxes and corporate fees payable by or with respect to the Trust to federal, state, or other governmental agencies, including preparation of such documents as required by any governmental agency in connection with such taxes; any membership fees, dues or expenses incurred in connection with the Trust’s membership in any trade association or similar organizations; all insurance premiums for fidelity and other coverage; all expenses incidental to holding shareholders and Trustees meetings, including the printing of notices and proxy materials and proxy solicitation fees and expenses; all expenses of pricing of the NAV per share of each Fund, including the cost of any equipment or services to obtain price quotations; and extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

FFCM has contractually agreed to waive the fees and reimburse expenses of each Fund until at least [ ], so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of the Fund are limited to 0.75% of average daily net assets for the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, and AGFiQ U.S. Market Neutral Size Fund, 0.45% for the AGFiQ U.S. Market Neutral Anti-Beta Fund and AGFiQ Hedged Dividend Income Fund and 0.65% for the Equal Weighted Funds (collectively, the “Expense Caps”). This undertaking can only be changed with the approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for a period of 36 months following such waiver or reimbursement, provided that repayment does not cause Operating Expenses to exceed the lower of that Fund’s Expense Cap and that Fund’s expense cap in place at the time of the Adviser’s waiver or reimbursement.

FFCM, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker- dealers and other financial institutions for their expenses in connection with the distribution of the Funds’ shares. A discussion regarding the basis for the Board’s most recent approval of the Advisory Agreement with respect to the Target Index Funds is in the report to shareholders for the period ended June 30, 2018, and with respect to the Active ETFs is expected to be in the first report to shareholders for the period ended on or after June 30, 2019.

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The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Advisory Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in the Advisory Agreement. The Advisory Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The Advisory Agreement, with respect to each Fund will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by: (1) the Board or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund; and (2) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or Interested Persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board or by vote of a majority of a Fund’s shareholders on 60 calendar days written notice to the Adviser, and by the Adviser on 60 calendar days written notice to the Trust and that it shall be automatically terminated if it is assigned.

The table below shows the actual aggregate advisory fees paid by each Fund, as well as expenses waived or reimbursed by the Adviser, during the three most recent fiscal years:

Name of Fund[1]	Advisory Fees Paid	Reimbursements and Waivers by the Adviser
AGFiQ U.S. Market Neutral Momentum Fund
Fiscal year ended June 30, 2018	$27,353	$(215,162)
Fiscal year ended June 30, 2017	$12,364	$(203,303)
Fiscal year ended June 30, 2016	$21,440	$(174,771)
AGFiQ U.S. Market Neutral Value Fund
Fiscal year ended June 30, 2018	$6,300	$(216,970)
Fiscal year ended June 30, 2017	$10,355	$(204,912)
Fiscal year ended June 30, 2016	$12,466	$(175,557)
AGFiQ U.S. Market Neutral Size Fund
Fiscal year ended June 30, 2018	$10,033	$(218,868)
Fiscal year ended June 30, 2017	$10,779	$(213,235)
Fiscal year ended June 30, 2016	$11,192	$(179,271)
AGFiQ U.S. Market Neutral Anti-Beta Fund
Fiscal year ended June 30, 2018	$44,987	$(209,882)
Fiscal year ended June 30, 2017	$60,030	$(189,767)
Fiscal year ended June 30, 2016	$140,522	$(117,193)
AGFiQ Hedged Dividend Income Fund
Fiscal year ended June 30, 2018	$35,296	$(210,337)
Fiscal year ended June 30, 2017	$28,421	$(145,741)
Fiscal year ended June 30, 2016	$17,838	$(125,826)

1 The AGFiQ Equal Weighted Value Factor Fund, AGFiQ Equal Weighted Low Beta Factor Fund, AGFiQ Equal Weighted High Momentum Factor Fund, AGFiQ Dynamic Hedged U.S. Equity ETF and the AGFiQ Global Infrastructure ETF had not commenced operations as of the date of this SAI. Accordingly, no advisory fee information is provided for these Funds.

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Codes of Ethics

The Trust, the Adviser and Foreside Financial Group, LLC (on behalf of each of the Distributor, Foreside Fund Officer Services LLC and Foreside Management Services), have each adopted a code of ethics (“Codes of Ethics”) under Rule 17j-1 of the 1940 Act which is designed to prevent their affiliated persons from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a Code of Ethics). There can be no assurance that the Codes of Ethics are effective in preventing such activities. The Codes of Ethics permit, subject to certain conditions, personnel of each of those entities to invest in securities that may be purchased or held by a Fund. The Trust’s and the Adviser’s Codes of Ethics are on file with the SEC and are available to the public.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Board has adopted a policy regarding the disclosure of information about the Funds’ portfolio securities. Under the policy, portfolio holdings of the Funds, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated before the opening of trading on that Business Day through financial reporting and news services, including the website www. AGFiQ.com.

In addition, a portfolio composition file (“PCF”) will be made available daily to certain of the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities (“Entities”) in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by exemptive orders issued by the SEC and other legal and business requirements pursuant to which the Funds create and redeem shares.

Long/Short Funds

In addition to the PCF, the valuation file will be made available daily to certain of the Long/Short Funds’ service providers. The PCF will include the long positions in the Long/Short Fund’s portfolio and estimated cash, and the valuation file will include long positions, short positions, and estimated cash in the Long/Short Fund’s portfolio for valuation purposes (“Valuation File”). Information similar to the Valuation File will be available by email upon request or posted on www.AGFiQ.com. Entities are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based services, including large institutional investors (“Authorized Participants”) that have been authorized by the Distributor to purchase and redeem Creation Units and other institutional market participants that provide information services.

Each Business Day, the PCF will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Long/Short Funds in the secondary market. Daily access to the PCF and Valuation File is permitted: (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants and the Exchange; and (ii) to other personnel of the Adviser and the Distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

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Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s Chief Compliance Officer or, in his/her absence, any other authorized officer of the Trust if he/she determines that such disclosure is in the best interests of the Long/Short Fund’s shareholders, no conflict exists between the interests of the Long/Short Fund’s shareholders and those of the Adviser or Distributor and such disclosure serves a legitimate business purpose. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure.

Long Only Funds and Active ETFs

The PCF will include the long positions in each Long Only Fund’s and each Active ETF’s portfolio and estimated cash. Entities are generally limited to NSCC members and subscribers to various fee-based services, including Authorized Participants and other institutional market participants that provide information services.

Each Business Day, the PCF will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Long Only Funds and Active ETFs in the secondary market. Daily access to the PCF File is permitted: (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants and the Exchange; and (ii) to other personnel of the Adviser and the Distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

Non-Standard Disclosure may not be provided except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s Chief Compliance Officer or, in his/her absence, any other authorized officer of the Trust if he/she determines that such disclosure is in the best interests of the Long Only Fund and/or Active ETF, no conflict exists between the interests of the Long Only Fund’s or Active ETF’s shareholders of the and those of the Adviser or Distributor and such disclosure serves a legitimate business purpose. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure.

INFORMATION ABOUT OTHER SERVICE PROVIDERS

Administrator, Fund Accounting Agent, Transfer Agent and Custodian

JPMorgan Chase Bank, N.A., 70 Fargo Street, Boston, Massachusetts 02210 (“Administrator”), acts as administrator, fund accounting agent and transfer agent to the Funds pursuant to an administration agreement and a transfer agency agreements (collectively, the “service agreements”).

Pursuant to the service agreements, the Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreements. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties pursuant to the service agreements.

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JPMorgan Chase Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York 11245 (“Custodian”), acts as custodian to the Funds pursuant to a global custody agreement.

The following table sets forth the administration, custodian and transfer agency expenses of each Fund paid by the Investment Adviser to JPMorgan Chase Bank, N.A. for the fiscal years noted:

Fund[1]	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended June 30, 2018	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended June 30, 2017	Administration, Custodian, Transfer Agency Expenses Paid During Fiscal Year Ended June 30, 2016
AGFiQ U.S. Market Neutral Momentum Fund	$109,982	$106,440	$123,063
AGFiQ U.S. Market Neutral Value Fund	$101,527	$106,199	$106,429
AGFiQ U.S. Market Neutral Size Fund	$103,918	$104,172	$107,576
AGFiQ U.S. Market Neutral Anti-Beta Fund	$113,104	$119,783	$160,280
AGFiQ Hedged Dividend Income Fund	$100,968	$49,057	$11,438

1The AGFiQ Equal Weighted Value Factor Fund, AGFiQ Equal Weighted Low Beta Factor Fund, AGFiQ Equal Weighted High Momentum Factor Fund, AGFiQ Dynamic Hedged U.S. Equity ETF and AGFiQ Global Infrastructure ETF had not commenced operations as of the date of this SAI. Accordingly, no administration, custodian, or transfer agency expense information is provided for these Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”), 101 Seaport Boulevard, Boston MA 02210, serves as independent registered public accounting firm to the Fund. PwC provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings.

Legal Counsel

Dechert LLP, 1900 K Street, NW, Washington, DC 20006, serves as the Trust’s legal counsel.

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Distributor

Foreside Fund Services, LLC, (the “Distributor”), a Delaware limited liability company, serves as the distributor of Creation Units for the Funds on an agency basis. The Trust has entered into a Distribution Agreement (“Distribution Agreement”), under which the Distributor, as agent, receives orders from Authorized Participants to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s Custodian and Transfer Agent. The Distributor’s principal address is 3 Canal Plaza, Portland, Maine 04101. The Distributor is a broker-dealer registered under the 1934 Act, and a member of the Financial Industry Regulatory Authority (“FINRA”). Shares are continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Transactions in Creation Units.” The Distributor also acts as an agent for the Trust for those activities described within the Distribution Agreement. The Distributor will deliver a prospectus to Authorized Participants purchasing shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it to Authorized Participants. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

Principal Financial Officer, Chief Compliance Officer and AML Officer Services Agreements

The Trust has entered into agreements with Foreside Management Services, LLC (“Foreside Management”) and Foreside Fund Officer Services, LLC (“Foreside Compliance”), Three Canal Plaza Suite 100, Portland, ME 04101, pursuant to which Foreside Management and Foreside Compliance provide the Trust with the services of individuals to serve as the Trust’s Principal Financial Officer, CCO and AML officer. Neither Foreside Management, Foreside Compliance nor the Principal Financial Officer, CCO or AML officer have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

Distribution and Service Plan

Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Trust or the Funds.

The Board has adopted a Distribution and Service Plan for each Fund pursuant to Rule 12b-1 under the 1940 Act (“Plan”). In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by a Fund is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that the Adviser may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of shares. The Adviser may pay amounts to third parties for distribution or marketing services on behalf of the Funds.

The Plan was adopted in order to permit the implementation of the Funds’ method of distribution; however, no fees are currently paid by any Fund under a Plan, and there are no current plans to impose such fees. In the event such fees were to be charged, they would increase the cost of an investment in a Fund over time.

If fees were charged under a Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

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Each Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually: (1) by the vote of a majority of the Trustees; and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any Fund unless such amendment is approved by a 1940 Act majority vote of the outstanding shares and by the Trustees in the manner described above. A Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on November 19, 2009, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of 12 series. The Board may designate additional series and classify shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of shares outstanding of all Funds may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All shares are freely transferable. Shares will not have preemptive rights, cumulative voting rights, or any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that in a matter affecting only a particular Fund, only shares of that Fund may be entitled to vote on the matter. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of shares constituting a Creation Unit or to specify that shares of a Fund may be individually redeemable. The Trust reserves the right to adjust the prices of shares to maintain convenient trading ranges for investors (namely, to maintain a price per share that is attractive to investors). Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the NAV of a Fund.

The Trust Instrument disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of a Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as a securities depositary for the shares. The shares of each Fund are represented by a global certificate registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

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DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Distributions of shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants are governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and are the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details. DTC may determine to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform the functions described or make other arrangements to represent Share ownership satisfactory to the Exchange.

PROXY VOTING POLICY AND PROCEDURES

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds’ portfolios. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services.

While proxy voting is not integral to the Adviser’s investment strategy, the Adviser has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are reasonably designed to ensure that the Adviser votes proxies prudently and in the best interest of its advisory clients for whom the Adviser has voting authority, including the Funds. The Adviser retains an independent fiduciary, Institutional Shareholder Services (“ISS”), to vote proxies on behalf of its clients, and periodically conducts due diligence on ISS as part of its oversight responsibilities related to the use of ISS.

The Adviser has agreed to and the Board has approved the use of the ISS U.S. Sustainability Proxy Voting Policy (“ISS Policy”), which reflects voting guidelines that are consistent with the objectives of sustainability-minded investors and fiduciaries. The Policy recognizes the growing view among investment professionals that sustainability or environmental, social, and corporate governance (“ESG”) factors could present material risks to portfolio investments. The ISS Policy incorporates ESG performance into investment making decisions in order to reflect a more comprehensive understanding of the overall risk profile of portfolio companies and ensure sustainable long-term profitability for their beneficiaries. The ISS Policy seeks to promote support for sustainable business practices, stewardship of environment, fair labor practices, non-discrimination, and the protection of human rights. Generally, the ISS Policy will take as its frame of reference internationally recognized sustainability-related initiatives and bodies.

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The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting. The Proxy Voting Policy seeks to avoid material conflicts of interest by having ISS vote proxies according to detailed, pre-determined guidelines, which the Adviser has determined are in the best interests of its clients. Thus, absent unusual circumstances or specific client instructions, the Adviser votes proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies.

Further, as the process for voting is automated, the instances in which votes are not cast, or not cast according to the guidelines, is minimized. The Adviser’s portfolio management team is permitted, under certain circumstances, to vote contrary to the ISS guidelines, provided they believe they are acting in the best interests of clients and complete documentation to substantiate that belief. The Adviser’s CCO performs a quarterly review to ensure that, in any instances where the Adviser voted contrary to the ISS guidelines, the proper documentation was completed.

No later than August 31 of each year, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, without charge, by calling 1-617-292-9801 or through the SEC’s website at www.sec.gov.

TRANSACTIONS IN CREATION UNITS

Each Fund sells and redeems shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. No Fund will issue fractional Creation Units.

To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the NSCC or a DTC Participant, and you must execute an agreement with the Distributor that governs transactions in the Fund’s Creation Units (collectively with any related handbook and annexes, the “Participant Agreement”).

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges to the investor.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Regular orders must be received by the Distributor by the “Closing Time” of the regular trading session on the Exchange (currently 4:00 p.m. Eastern time) on the Business Day such order is placed to be effectuated based on the Fund’s NAV that day. Orders effectuated outside the Clearing Process are likely to require transmittal earlier in the day. Thus, persons placing or effectuating orders outside the Clearing Process should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders.

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Target Index Funds

The securities contained in the In-Kind Creation Basket and In-Kind Redemption Basket that represent component securities from the long portion of the relevant Target Index either (a) will correspond pro rata to the long portfolio securities of the relevant Target Index Fund, or (b) will not correspond pro rata to the long portfolio securities, provided that the In-Kind Creation Basket and In-Kind Redemption Basket securities (1) consist of the same representative sample of the long portfolio securities designed to generate performance that is highly correlated to the performance of the long portfolio securities, (2) consist only of securities that are already included among the existing long portfolio securities, and (3) are the same for all Authorized Participants on a given Business Day. In either case, the In-Kind Creation Basket and In-Kind Redemption Basket securities and a true pro rata slice of the long portfolio securities may differ solely to the extent necessary (a) because it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement, (b) because, in the case of equity securities, rounding is necessary to eliminate fractional shares or lots that are not tradable round lots, or (c) for temporary periods, to effect changes in the long portfolio securities as a result of the rebalancing of a Target Index.

Active ETFs

The securities contained in the In-Kind Creation Basket and In-Kind Redemption Basket will correspond pro rata to the positions in the Active ETF’s portfolio (including cash positions), except: (a) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement; (b) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots; or (c) TBA Transactions, short positions, and other positions that cannot be transferred in-kind will be excluded from the In-Kind Creation Basket and In-Kind Redemption Basket.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted earlier on the relevant Business Day to be effectuated at that day’s NAV.

Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Shares of the Funds will only be issued against full payment, as further described in the Prospectus and this SAI.

Transaction Fees

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors may be required to pay a Transaction Fee. The “Standard Creation Transaction Fee” and “Standard Redemption Transaction Fee” are fixed for, respectively, all creation and redemption transactions through the Clearing Process on a Business Day, regardless of the number of transactions effectuated that day. A “Variable Fee” may be imposed as part of the Transaction Fee for, among other things: (i) transactions outside the Clearing Process; and (ii) transactions effectuated wholly or partly in cash, including custom orders, to offset brokerage and other transaction costs thereby imposed on the Trust. The Adviser may adjust or waive the Transaction Fee from time to time. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation and In-Kind Redemption Baskets, respectively, to and from the account of the Trust.

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The Standard Creation/Redemption Transaction Fees for the Funds are identified in the table below. For each Fund, an additional Variable Fee of up to a maximum of 2.00% of the value of the Creation Unit may be charged (inclusive of any transaction fees charged).

Fund	Standard Transaction Fee
AGFiQ U.S. Market Neutral Momentum Fund		$1,500.00
AGFiQ U.S. Market Neutral Value Fund		$1,500.00
AGFiQ U.S. Market Neutral Size Fund		$1,500.00
AGFiQ U.S. Market Neutral Anti-Beta Fund		$1,500.00
AGFiQ Hedged Dividend Income Fund		$1,000.00
AGFiQ Equal Weighted Value Factor Fund		$500.00
AGFiQ Equal Weighted Low Beta Factor Fund		$500.00
AGFiQ Equal Weighted High Momentum Factor Fund		$500.00
AGFiQ Dynamic Hedged U.S. Equity ETF	$	[ ]
AGFiQ Global Infrastructure ETF	$	[ ]

Purchasing Creation Units

Fund Deposit. The consideration for a Creation Unit of a Fund is the Fund Deposit. The Fund Deposit will consist of the In-Kind Creation Basket, which constitutes a representation of the long positions in the Fund’s portfolio, and the Cash Component, or an all cash payment. The Cash Component consists of a Balancing Amount and a Transaction Fee.

The Balancing Amount reflects the difference, if any, between the aggregate NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket. If the aggregate NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to a Fund. By contrast, if the aggregate NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, a Fund pays the Balancing Amount to the purchaser.

The Administrator, in a PCF sent via the NSCC, generally makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for each Fund (based on information about the long positions in the Fund’s portfolio at the end of the previous Business Day). The Administrator, through the NSCC, also generally makes available on each Business Day, the estimated Balancing Amount, effective through and including the previous Business Day.

The Fund Deposit is applicable for purchases of Creation Units of the Fund until such time as the next-announced Fund Deposit is made available. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit. In addition, the composition of the Fund Deposit may change as, among other things, corporate actions, investment rebalancing, and investment decisions by the Adviser are implemented for a Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by a Fund, and the Fund’s determination shall be final and binding.

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Placement of Creation Orders Using Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on a given Business Day (“Transmittal Date”) if: (i) such order is received by the Distributor by the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares, would own 80% or more of the currently outstanding shares of an ETF; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the In-Kind Creation Basket would have adverse income tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise in the discretion of the Trust or the Adviser have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Adviser make it practically impossible to process creation orders. Examples of such circumstances include acts of God, public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and is instead effecting a transfer of securities and cash through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in time to deliver the In-Kind Creation Basket to the relevant Trust account by 11:00 a.m., Eastern time, and to transfer the Cash Component to the Custodian through the Federal Reserve Bank wire transfer system by no later than 12:00 p.m., Eastern time, in each case on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor by the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by 12:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the new Fund Deposit. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 12:00 p.m., Eastern time, the following Business Day.

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To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash is required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% of the daily marked to market value of the missing securities. To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made as required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction is liable to the Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust. The delivery of Creation Units so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Redeeming Creation Units

Fund Redemptions. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Distributor and only on a Business Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or a Cash Redemption Amount that includes an all cash payment. The Cash Redemption Amount consists of a Balancing Amount and a Transaction Fee.

The Balancing Amount reflects the difference, if any, between the aggregate NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the aggregate NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, the Fund pays the Balancing Amount to the redeeming investor. By contrast, if the aggregate NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to the Fund.

The Administrator, in a PCF sent via the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the portfolio securities in the current In-Kind Redemption Basket (subject to possible amendment or correction). The In-Kind Redemption Basket on a particular Business Day may not be identical to the In-Kind Creation Basket for that day.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Distributor not later than 4:00 p.m., Eastern time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received are effectuated based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after 4:00 p.m. Eastern time, are deemed received on the next Business Day and are effected at the NAV next determined on such next Business Day. The applicable In-Kind Redemption Basket and the Cash Redemption Amount are transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.

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Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and is instead effecting a transfer of shares through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Distributor not later than 4:00 p.m., Eastern time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both: (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date; and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and any Cash Redemption Amount owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

DETERMINATION OF NET ASSET VALUE

The NAV of shares is calculated each Business Day as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. A Fund’s NAV per share is computed by dividing the net assets by the number of shares outstanding.

TAXATION

Overview

Set forth below is a discussion of certain federal income tax considerations concerning the Funds and the purchase, ownership, and disposition of a Fund’s shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances or to certain types of shareholders subject to special treatment under the federal income tax law (for example, life insurance companies, banks and other financial institutions, and individual retirement accounts (“IRAs”) and other retirement plans). This discussion is based upon present provisions of the Code, and the regulations promulgated thereunder, in effect as of the date hereof and judicial decisions and administrative rulings publicly available as of that date, all of which are subject to change, which may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund that has completed a taxable year intends to continue to qualify each taxable year, and each other Fund intends to qualify for its first and each subsequent taxable year, to be treated as a RIC. A RIC is not subject to federal income tax on net income and net realized capital and foreign currency gains distributed in a timely manner to its shareholders. To qualify for treatment as a RIC, each Fund generally must, among other things:

(a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in stock, securities or such currencies and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below) (“QPTPs”) (the income described in this paragraph (a), “Qualifying Income”) (“Income Requirement”);

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(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets is represented by cash and cash items, Government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of that value and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of that value is invested in (x) the securities (other than Government securities and the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls (by owning 20% or more of their voting power) and that are engaged in the same, similar or related trades or businesses or (y) the securities of one or more QPTPs (“Diversification Requirements”); and

(c) distribute with respect to each taxable year at least 90% of its “investment company taxable income” (as that term is defined in the Code, without regard to the deduction for dividends paid—generally, ordinary income, the excess, if any, of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any) (“ICTI”) for such year (“Distribution Requirement”).

A QPTP is a “publicly traded partnership” that is treated as a partnership for federal tax purposes and derives less than 90% of its gross income from the items described in clause (a)(i).

In general, for purposes of the Income Requirement, income derived from a partnership (other than a QPTP) will be treated as Qualifying Income only to the extent it is attributable to items of income of the partnership that would be Qualifying Income if realized directly by the RIC. However, 100% of the net income of a RIC derived from an interest in a QPTP will be treated as Qualifying Income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a QPTP.

For purposes of meeting the Diversification Requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a QPTP.

If, in any taxable year, a Fund were to fail to qualify for taxation as a RIC — either (1) by failing to satisfy the Distribution Requirement, even if it satisfied the Income and Diversification Requirements, or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable to, or determined not to, avail itself of Code provisions that enable a RIC to cure a failure to satisfy any of those requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements — then, the Fund would be subject to tax on its taxable income at the corporate rate (21%), and all distributions from earnings and profits, including distributions of net capital gain (that is, the excess of net long-term capital gain (i.e., gain from the sale or other disposition of investments that the Fund has owned (or is treated as having owned) for more than one year) over net short-term capital loss) (if any)), would be taxable to shareholders as dividend income. For individual and certain other non-corporate shareholders (each, an “individual shareholder”), those dividends would be taxable as “qualified dividend income” (as defined below) and thus subject to federal income tax at the rates for net capital gain. In the case of corporate shareholders that meet certain holding period and other requirements regarding their Fund shares, all or part of those dividends would be eligible for the “dividends-received deduction.” Distributions from the Fund would not be deductible by it in computing its taxable income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

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Amounts not distributed on a timely basis as described in the next sentence are subject to a nondeductible 4% federal excise tax at the Fund level. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, plus (3) all such income and gains that were not distributed in previous years. For this purpose, a Fund will be treated as having distributed any amount on which it has been subject to federal corporate income tax in the taxable year ending within the calendar year. Each Fund that has completed a taxable year intends to continue to make distributions, and each other Fund intends for its first and each subsequent taxable year to make distributions, sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that all the Funds will be able to do so.

Distributions

For federal income tax purposes, distributions of ICTI are taxable to a U.S. shareholder (other than a tax-exempt entity) as ordinary income, whether paid in cash or shares. Distributions of net capital gain that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or reinvested in shares, are taxable at long-term capital gain rates (see below), regardless of how long the shareholder has held the shares on which the Capital Gain Dividends were paid. Capital Gain Dividends are not eligible for the corporate dividends-received deduction and are not “qualified dividend income.”

Distributions attributable to the excess of net gains from the sale or other disposition of investments that a Fund owned for one year or less over net long- term capital losses are taxable as ordinary income. Distributions of capital gains are generally made after applying any available capital loss carryover(s).

The maximum long-term capital gain rates applicable to individual shareholders is either 15% or 20% (depending on whether depending on whether the individual’s income exceeds certain threshold amounts).

A distribution is treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution thus is taxable to shareholders in their taxable year in which that December 31 falls, rather than the calendar year in which the distribution is received.

Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution, but the distribution nevertheless will generally be taxable.

Shareholders are notified annually as to the federal tax status of Fund distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the value of the shares received.

Under recent tax legislation, individuals and certain other noncorporate entities are generally eligible for a 20% deduction with respect to ordinary dividends received from REITs (“qualified REIT dividends”) and certain taxable income from publicly traded partnerships. The IRS has recently issued proposed regulations permitting a RIC to pass through to its shareholders qualified REIT dividends eligible for the 20% deduction. However, the proposed regulations do not provide a mechanism for a RIC to pass through to its shareholders income from publicly traded partnerships that would be eligible for such deduction.

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Distributions by a Fund to a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit-sharing plan, generally are not taxable. However, distributions from such a plan will be taxable to individual participants without regard to the character of the income earned by the plan.

Please consult a tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making investments through such plans.

Qualified Dividend Income

A Fund’s distributions attributable to “qualified dividend income” (i.e., dividends a Fund receives on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions, unless the total dividends the Fund receives therefrom is at least 95% of its gross income, as specially computed, in which case all its dividends qualify) received by an individual shareholder who or that satisfies similar restrictions are taxed at the maximum long-term capital gain rates mentioned above. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of deducting investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a “passive foreign investment company.”

Disposition of Shares

Upon a redemption, sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon his, her, or its basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are held as capital assets in the shareholder’s hands and generally will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange of shares will be disallowed to the extent the shares are replaced (including through reinvestment of dividends, if available) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received (or treated as having been received) by the shareholder with respect to such shares.

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Backup Withholding

A Fund may be required to withhold federal income tax from dividends (including Capital Gain Dividends), and redemption proceeds paid to shareholders (“backup withholding”). Backup withholding will apply if (1) a shareholder fails to furnish the Fund with the shareholder’s correct social security number or other taxpayer identification number, (2) the IRS notifies a shareholder or the Fund that the shareholder has failed to properly report to the IRS certain interest and dividend income and to respond to notices to that effect, or (3) when required to do so, a shareholder fails to certify that he or she is not subject to backup withholding. The backup withholding rate is 24%. Any amounts backup withheld may be credited against a shareholder’s federal income tax liability.

In order for a foreign investor to qualify for exemption from backup withholding and for reduced withholding tax rates under income tax treaties (see the next subsection), the investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.

Non-U.S. Shareholders

Dividends, other than Capital Gain Dividends, paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) generally are subject to withholding of federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are attributable to net income or net realized gains (such as portfolio interest, short-term capital gains or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Dividends a Fund pays to a nonresident alien individual, foreign corporation or partnership, or foreign trust or estate (each, a “foreign shareholder”), other than (1) dividends paid to a foreign shareholder whose ownership of the Fund’s shares is “effectively connected” (as defined in the Code) with a trade or business within the United States the shareholder conducts and (2) Capital Gain dividends paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to that withholding tax. Two categories of dividends, however, “interest-related dividends” and “short-term capital gain dividends,” a Fund pays to foreign shareholders (with certain exceptions) and reports in writing to its shareholders are exempt from that withholding tax. “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain original issue discount, interest on obligations “in registered form,” and interest on deposits, less allocable deductions) from sources within the United States. “Short-term capital gain dividends” are dividends that are attributable to “qualified short-term gain” (i.e., net short-term capital gain, computed with certain adjustments).

A Fund may opt not to report dividends as interest-related dividends or short-term capital gain dividends.

If a beneficial holder of shares who or that is a foreign person has a trade or business in the United States, and dividends from the Fund are effectively connected with the holder’s conduct of that trade or business, the dividends will be subject to federal income taxation at regular income tax rates. Such a holder, however, is not, in general, subject to federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares or on Capital Gain Dividends unless the holder is described in clauses (1) or (2) in the preceding paragraph.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain generally is subject to federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

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Under the Foreign Account Tax Compliance Act (“FATCA”), “foreign financial institutions” (“FFIs”) and “non-financial foreign entities” (“NFFEs”) that are Fund shareholders may be subject to a generally nonrefundable 30% withholding tax on income dividends a Fund pays. As discussed more fully below, the FATCA withholding tax generally can be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts U.S. persons hold with the FFI, and (b) by an NFFE that certifies its status as such and, in certain circumstances, reports information regarding substantial U.S. owners.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under the Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of the IGA instead of U.S. Treasury regulations. An FFI resident in a country that has entered into a Model I IGA with the United States must report to that country’s government (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying its status as such and, in certain circumstances, either that (1) it does not have any substantial U.S. owners or (2) it does have one or more such owners and reports the name, address, and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which may, in turn, report information to the IRS.

Those foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Foreign investors are urged to consult their tax advisors regarding the application of these requirements to their own situation and the impact thereof on their investment in a Fund.

Unrelated Business Taxable Income

Income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to such an entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if the Fund’s shares constitute “debt-financed property” (as defined in Code section 514(b)) in the hands of the shareholder.

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income,” as described below under “Mortgage Pooling Vehicles.” Furthermore, any investment by a Fund in residual interests of a collateralized mortgage obligation that has elected to be treated as a real estate mortgage conduit (“REMIC”) can create complex tax consequences, especially if the Fund has state or local government or other tax-exempt shareholders.

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Options, Futures, and Swaps

Regulated futures contracts, certain foreign currency contracts, and certain options (namely, “non-equity options” — i.e., certain listed options, such as those on a “broad-based” securities index — and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains or losses on these contracts are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked-to-market,” with the result that unrealized gains or losses are treated as though they were realized.

The tax treatment of a payment made or received on a swap to which a Fund is a party, and in particular whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures, and swaps undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund, and losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount that must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

More generally, investments by a Fund in options, futures, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund and defer or possibly prevent the recognition or use of certain losses by a Fund. The rules could, in turn, affect the amount, timing of recognition, or character of the income distributed to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules may affect whether a Fund has made sufficient distributions and otherwise satisfied the requirements described above to maintain its qualification as a RIC and avoid a fund-level tax.

Foreign Investments

If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election may require the Fund to recognize taxable income or gain without the concurrent receipt of cash.

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Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of Qualifying Income.

Investment income received from sources within foreign countries, or capital gains earned by a Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of a Fund’s assets to be invested within various countries is not now known. The Trust intends that the Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.

In addition, if a Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes) that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often are entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, each Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit. Shareholders must itemize their deductions in order to deduct foreign taxes. Certain limitations may apply that could limit the extent to which the credit or the deduction for foreign taxes may be claimed by a shareholder.

Constructive Sales

Under certain circumstances, a Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, a Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but would not recognize any loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund’s holding period for the property. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on the position to reflect the gain recognized on the constructive sale. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Constructive sale treatment does not generally apply to a Fund’s transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed. The term “appreciated financial position” excludes any position that is “marked-to-market.”

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Mortgage Pooling Vehicles

The Funds may invest in REITs that hold residual interests in REMICs or engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a “qualified REIT subsidiary” that is a TMP. The Code authorizes the issuance of regulations dealing with the taxation and reporting of the net income allocable to REMIC residual interest holders of REITs and RICs that hold such interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, a Notice issued by the IRS in 2006 provides that, pending the issuance of further guidance (which has not yet been issued), a portion of such net income (referred to in the Code as an “excess inclusion”), of a RIC, such as a Fund, must be allocated to shareholders of the RIC generally in proportion to the dividends received by such shareholders, and the RIC must (1) inform its shareholders that are “nominees” of the amount and character of the excess inclusion income allocated thereto, (2) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocable to its record shareholders that are governmental units and tax-exempt entities that are not subject to tax on their UBTI, and (3) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. As a result, a Fund that invests in such REITs may not be a suitable investment for charitable remainder trusts (see Unrelated Business Taxable Income, below) or other tax-exempt entities.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute UBTI to entities (including a qualified pension plan, an IRA, a 401(k) plan, a Keogh plan or other tax-exempt entity) otherwise exempt from federal income tax, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a return and pay tax on such income; and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in federal withholding tax.

Master Limited Partnerships and Business Development Companies

The Funds may invest in equity securities of MLPs that are expected to derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipeline transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. The Funds expect that these MLPs will be treated as QPTPs (as described above). Accordingly, it is expected that the net income derived by a Fund from such investments will be Qualifying Income for purposes of the Income Requirement. If an MLP in which a Fund invests, however, does not qualify as a QPTP or otherwise is not treated as a corporation for federal income tax purposes, the income derived by a Fund from such investment may not be Qualifying Income and, therefore, could adversely affect the Fund’s status as a RIC.

As described above, a Fund must limit its investments in QPTPs to no more than 25% of its total assets as of the end of each quarter of its taxable year in order to maintain its status as a RIC.

The MLPs in which Funds may invest are expected to be treated as partnerships for federal income tax purposes, and therefore, the cash distributions received by a Fund from an MLP may not correspond to the amount of income allocated to it by the MLP in any given taxable year. If the amount of income allocated by an MLP to a Fund exceeds the amount of cash received by the Fund from such MLP, the Fund may have difficulty making distributions in the amounts necessary to satisfy the distribution requirements for maintaining RIC status and avoiding any income and excise taxes. Accordingly, a Fund may need to dispose of securities under disadvantageous circumstances in order to generate sufficient cash to satisfy those distribution requirements.

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Funds may also invest in BDCs or ETFs. BDCs and ETFs are generally treated as RICs for federal income tax purposes. Accordingly, income derived by a Fund from such investments will be Qualifying Income.

Equalization Accounting

Each Fund distributes its net investment income and net realized capital and foreign currency gains to shareholders as dividends annually to the extent required to qualify for treatment as a RIC and generally to avoid federal income and excise taxes. Each Fund may, on its federal income tax return, treat as a distribution the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed ICTI and net capital gain (“NCG”), respectively. This practice, which involves the use of “equalization” accounting, will have the effect of reducing the amount of ICTI and NCG that a Fund is required to distribute as dividends to (non-redeeming) shareholders in order for the Fund to avoid federal income and excise taxes, and the amount of any undistributed ICTI or NCG will be reflected in the value of a Fund’s shares.

Tax Shelter Disclosure

Under Treasury regulations, if a shareholder recognizes a loss on a disposition of shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company separate account), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but, under current guidance, shareholders of a RIC are not excepted.

This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

OTHER INFORMATION

Disclaimers

The Dow Jones Relative Value IndexSM, Dow Jones Low Beta IndexSM, Dow Jones High Momentum IndexSM, and U.S. Market Neutral IndicesSM (the “Indices”) are a product of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by FFCM LLC (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to the Licensee with respect to the Indices is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to the Licensee or the Funds. S&P Dow Jones Indices have no obligation to take the needs of the Licensee’s or the owners of the Funds into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

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S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE LICENSEE’S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FFCM LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The Indxx Hedged Dividend Income IndexSM is a product of Indxx, LLC and has been licensed for use. This exchange-traded fund (“ETF”) and its common shares are not sponsored, endorsed, sold or promoted by Indxx, LLC. Indxx, LLC makes no representation or warranty, express or implied, to the shareholders of this ETF or any member of the public regarding the advisability of investing in securities generally or in this ETF particularly or the ability of any data supplied by Indxx, LLC to track general stock market performance. Indxx, LLC’s only relationship to this ETF is the licensing of certain trademarks and trade names of Indxx, LLC and of the data supplied by Indxx, LLC which is determined, composed and calculated by Indxx, LLC without regard to this ETF or its common shares. Indxx, LLC has no obligation to take the needs of FFCM or the shareholders of the ETF into consideration in determining, composing or calculating the data supplied by Indxx, LLC. Indxx, LLC is not responsible for and has not participated in the determination of the prices of the common shares of the ETF or the timing of the issuance or sale of such common shares. Indxx, LLC has no obligation or liability in connection with the administration, marketing or trading of this ETF or its common shares.

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca, Inc. NYSE Arca is not responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of shares of a Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

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NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Funds or any member of the public regarding the ability of the Funds to track the total return performance of its Target Index or the ability of the Target Indexes to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Target Indexes. NYSE Arca does not guarantee the accuracy and/or the completeness of the Target Indexes or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Funds, or any other person or entity from the use of the Target Indexes or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Target Index or any data included therein.

Adviser Disclaimer

The Adviser does not guarantee the accuracy or the completeness of any Target Index or any data included therein and the Adviser shall have no liability for any errors, omissions or interruptions therein.

The Adviser makes no warranty, express or implied, to the owners of shares of a Fund or to any other person or entity, as to results to be obtained by a Fund from the use of a Target Index or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to a Target Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

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FINANCIAL STATEMENTS

The audited financial statements for certain of the Funds for the fiscal year ended June 30, 2018, are incorporated herein by reference to the Annual Report to shareholders of the Funds for that year in reliance upon such reports and on the authority of PwC as an expert in accounting and auditing. The AGFiQ Equal Weighted Value Factor Fund, AGFiQ Equal Weighted Low Beta Factor Fund, AGFiQ Equal Weighted High Momentum Factor Fund, AGFiQ Dynamic Hedged U.S. Equity ETF and AGFiQ Global Infrastructure ETF had not commenced operations as of the date of this SAI. Accordingly, no financial information is provided for these Funds.

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PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(i)	Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2013).

	(ii)	Trust Instrument. Incorporated by Reference to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed March 30, 2011).

	(iii)	Correction to the Trust Instrument. Incorporated by Reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed September 3, 2014).

	(iv)	Schedule A to the Trust Instrument (Filed herewith).

(b)		Amended and Restated Bylaws. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

(c)		Instruments Defining Rights of Security Holders. Not applicable.

(d)	(i)	Investment Advisory Agreement with respect to AGFiQ ETFs. Incorporated by Reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed August 29, 2016).

	(ii)	First Amendment to Investment Advisory Agreement with respect to AGFiQ ETFs. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

	(iii)	Investment Management Agreement with respect to AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

(e)	(i)	ETF Distribution Agreement with Foreside Fund Services, LLC. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(ii)	ETF Distribution Agreement Novation with Foreside Fund Services, LLC. Incorporated by Reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 30, 2017).

	(iii)	Form of Amended and Restated Exhibit A to ETF Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

	(iv)	Distribution Agreement with Foreside Fund Services, LLC with respect to AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

(f)		Bonus or Profit Sharing Contracts. Not applicable.

(g)	(i)	Global Custody Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(ii)	Amendment No. 3 to Global Custody Agreement. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

(h)	(i)	ETF Agency Services Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(ii)	Form of Amended and Restated Exhibit A to the ETF Agency Services Agreement. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

	(iii)	Fund Servicing Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(iv)	Joinder and Third Amendment to Fund Servicing Agreement. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

	(v)	Authorized Participant Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(vi)	Transfer Agent Servicing Agreement with respect to AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

	(vii)	Expense Limitation Agreement with respect to AGFiQ ETFs. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

(viii)

Expense Limitation Agreement with respect to AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

(i)		Opinion and Consent of Counsel. (To be filed by subsequent amendment).

(j)		Consent of Independent Registered Public Accounting Firm. (To be filed by subsequent amendment).

(k)		Omitted Financial Statements. Not applicable.

(l)		Agreement for providing initial capital. Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed August 8, 2011).

(m)		Form of Distribution Plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

(n)		Rule 18f-3 Plan with respect to AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

(o)		Power of Attorney for Registrant. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

(p)	(i)	Code of Ethics of FQF Trust. Incorporated by Reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2013).

	(ii)	Code of Ethics of FFCM LLC. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

	(iii)	Code of Ethics of AGF Investments America Inc. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

	(iv)	Code of Ethics of Foreside Fund Services, LLC. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

Item 29.		Persons Controlled by or under Common Control with Registrant

None.

Item 30.	Indemnification

Article IX, Section 2 of the Registrant’s Trust Instrument provides that:

(a)     Subject to the exceptions and limitations contained in subsection (b) below:

(i)      every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)       as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)       No indemnification shall be provided hereunder to a Covered Person:

(i)       who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)       in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)       The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)       To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)       Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 6 of the AGFiQ ETFs Investment Advisory Agreement provides that:

A.        Adviser. Adviser will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Adviser’s undertaking to do so, that Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Adviser, even though paid by it.

B.        Trustees and Shareholders. Adviser is hereby expressly put on notice of the limitation of shareholder liability as set forth in the Trust Instrument and agrees that obligations assumed by the Trust pursuant to this Agreement shall be limited in all cases to the Trust and its assets, and if the liability relates to one Fund, the obligations hereunder shall be limited to the respective assets of that Fund. The Adviser further agrees that it shall not seek satisfaction of any such obligation from the shareholders or any individual shareholder of the Fund, nor from the Trustees or any individual Trustee of a Trust. This Agreement is executed by each Trust’s Trustees and/or officers in their capacities as Trustees and/or officers and the obligations of this Agreement are not binding upon any of them or the shareholders individually; rather, they are binding only upon the assets and property of the Trust.

C.        Consequential Damages. Neither party shall be liable to the other party for consequential damages under any provision of this Agreement.

Section 9 of the AGF Mutual Funds Investment Management Agreement provides that:

        (a)      The Manager shall fully and faithfully discharge all its obligations, duties and responsibilities pursuant to this Agreement, (i) solely in the best interests of the Funds and their shareholders, and (ii) in good faith and with the due care, skill, prudence, and diligence under the circumstances then prevailing that a prudent, professional fiduciary investment adviser acting in a like capacity would use in the conduct of an enterprise of a like character and with like aims. The Manager shall not be liable to the Trust, the Funds or to any of their respective affiliates or to any shareholder for any error of judgment or for any loss suffered by the Funds in connection with the performance of this Agreement, except for a loss resulting from the Manager’s (y) (A) willful misfeasance, bad faith, negligence or reckless disregard in the performance of its obligations and duties under Section 3 of this Agreement or (B) willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its other obligations and duties hereunder, or (z) material breach of this Agreement.

(b)       It is understood and expressly stipulated that none of the Trustees, officers, employees, agents or shareholders of the Trust or the Funds shall be personally liable hereunder. All persons dealing with the Trust must look solely to the property of the Trust or the relevant Fund(s) for the enforcement of any claims and the satisfaction of any liability against the Trust, as neither the Trustees, officers, employees, or agents nor the shareholders assume any personal liability for obligations entered into on behalf of the Trust or any Fund. No Fund shall be liable for any expense of or claim against any other series of the Trust, except Trust-wide expenses will be allocated to the various series of the Trust as determined to be appropriate by officers of the Trust.

(c)       Nothing in this Section shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

(d)       Neither the Manager nor the Trust shall be liable for special, consequential or incidental damages.

Section 6 of the ETF Distribution Agreement provides that:

(a)       The Trust agrees to indemnify and hold harmless the Distributor, its affiliates and each of their respective directors, officers and employees and agents and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (any of the Distributor, its officers, employees, agents and directors or such control persons, for purposes of this paragraph, a “Distributor Indemnitee”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) any claim that the Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, sales literature and advertisements specifically approved by the Trust and Adviser in writing or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of the Prospectus, Statement of Additional Information and product description, in light of the circumstances under which they were made) not misleading under the 1933 Act, or any other statute or the common law; (ii) the breach by the Trust of any obligation, representation or warranty contained in this Agreement; or (iii) the Trust’s failure to comply in any material respect with applicable securities laws.

The Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. The Trust will also not indemnify any Distributor Indemnitee with respect to any untrue statement or omission made in the Registration Statement, Prospectus, Statement of Additional Information or product description that is subsequently corrected in such document (or an amendment thereof or supplement thereto) if a copy of the Prospectus (or such amendment or supplement) was not sent or given to the person asserting any such loss, liability, claim, damage or expense at or before the written confirmation to such person in any case where such delivery is required by the 1933 Act and the Trust had notified the Distributor of the amendment or supplement prior to the sending of the confirmation. In no case (i) is the indemnity of the Trust in favor of any Distributor Indemnitee to be deemed to protect the Distributor Indemnitee against any liability to the Trust or its shareholders to which the Distributor Indemnitee would otherwise be subject by reason of willful misfeasance, bad faith, reckless disregard or gross negligence in the performance of the remainder of its duties or obligations under this Agreement, or (ii) is the Trust to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon Distributor Indemnitee (or after Distributor Indemnitee shall have received notice of service on any designated agent).

Failure to notify the Trust of any claim shall not relieve the Trust from any liability that it may have to any Distributor Indemnitee against whom such action is brought unless failure or delay to so notify the Trust prejudices the Trust’s ability to defend against such claim. The Trust shall be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any claims, but if the Trust elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to Distributor Indemnitee, defendant or defendants in the suit. In the event the Trust elects to assume the defense of any suit and retain counsel, Distributor Indemnitee, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of any suit, it will reimburse the Distributor Indemnitee, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of the Creation Units or the Shares.

(b)       The Distributor agrees to indemnify and hold harmless the Trust and each of its Trustees and officers and any person who controls the Trust within the meaning of Section 15 of the 1933 Act (for purposes of this paragraph, the Trust and each of its Trustees and officers and its controlling persons are collectively referred to as the “Trust Affiliates”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) the allegation of any wrongful act of the Distributor or any of its directors, officers, employees or affiliates in connection its activities as Distributor pursuant to this Agreement; (ii) the breach of any obligation, representation or warranty contained in this Agreement by the Distributor; (iii) the Distributor’s failure to comply in any material respect with applicable securities laws, including applicable FINRA regulations; or (iv) any allegation that the Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, any information or materials relating to the Funds (as described in section 3(g)) or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with information furnished to the Trust by or on behalf of the Distributor.

In no case (i) is the indemnity of the Distributor in favor of any Trust Affiliate to be deemed to protect any Trust Affiliate against any liability to the Trust or its security holders to which such Trust Affiliate would otherwise be subject by reason of willful misfeasance, bad faith, reckless disregard or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Distributor to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Trust Affiliate unless the Trust Affiliate shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust Affiliate (or after the Trust Affiliate shall have received notice of service on any designated agent).

Failure to notify the Distributor of any claim shall not relieve the Distributor from any liability that it may have to the Trust Affiliate against whom such action is brought on account of its indemnity agreement contained in this Section unless failure or delay to so notify the Distributor prejudices the Distributor’s ability to defend against such claim. The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if the Distributor elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to the Trust, its officers and Board and to any controlling person or persons, defendant or defendants in the suit. In the event that Distributor elects to assume the defense of any suit and retain counsel, the Trust or controlling person or persons, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the Trust, its officers and Trustees or controlling person or persons, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Distributor agrees to notify the Trust promptly of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of any of the Creation Units or the Shares.

        (c)        No indemnified party shall settle any claim against it for which it intends to seek indemnification from the indemnifying party, under the terms of section 6(a) or 6(b) above, without prior written notice to and consent from the indemnifying party, which consent shall not be unreasonably withheld. No indemnified or indemnifying party shall settle any claim unless the settlement contains a full release of liability with respect to the other party in respect of such action. This section 6 shall survive the termination of this Agreement.

Section 7 of the AGF Mutual Funds Distribution Agreement provides that

A.       The Client shall indemnify, defend and hold the Distributor, its affiliates and each of their respective members, managers, directors/trustees, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the “Distributor Indemnitees”), free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the reasonable costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Distributor Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or relating to (i) the Distributor serving as distributor of the Funds pursuant to this Agreement; (ii) the Client’s breach of any of its obligations, representations, warranties or covenants contained in this Agreement; (iii) the Client’s failure to comply with any applicable securities laws or regulations; or (iv) any claim that the Registration Statement, Prospectus, shareholder reports, sales literature and advertising materials or other information filed or made public by the Client (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading under the 1933 Act, or any other statute or the common law any violation of any rule of FINRA or of the SEC or any other jurisdiction wherein Shares of the Funds are sold, provided, however, that the Client’s obligation to indemnify any of the Distributor Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any such advertising materials or sales literature in reliance upon and in conformity with information relating to the Distributor and furnished to the Client or its counsel by the Distributor in writing and acknowledging the purpose of its use. In no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Client or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

The Client’s agreement to indemnify the Distributor Indemnitees with respect to any action is expressly conditioned upon the Client being notified of such action or claim of loss brought against any Distributor Indemnitee, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Distributor Indemnitee, unless the failure to give notice does not prejudice the Client. Such notification shall be given by letter or by telegram addressed to the Client’s President, but the failure so to notify the Client of any such action shall not relieve the Client from any liability which the Client may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the Client’s indemnity agreement contained in this Section 7(A).

B.       The Client shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such Losses, but if the Client elects to assume the defense, such defense shall be conducted by counsel chosen by the Client and approved by the Distributor, which approval shall not be unreasonably withheld. In the event the Client elects to assume the defense of any such suit and retain such counsel, the Distributor Indemnitee(s) in such suit shall bear the fees and expenses of any additional counsel retained by them. If the Client does not elect to assume the defense of any such suit, or in case the Distributor does not, in the exercise of reasonable judgment, approve of counsel chosen by the Client or, if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Client and the Distributor Indemnitee(s), the Client will reimburse the Distributor Indemnitee(s) in such suit, for the reasonable fees and expenses of any counsel retained by Distributor and them. The Client’s indemnification agreement contained in Sections 7(A) and 7(B) shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Distributor Indemnitee(s), and shall survive the delivery of any Shares and the termination of this Agreement. This agreement of indemnity will inure exclusively to the Distributor’s benefit, to the benefit of each Distributor Indemnitee.

C.       The Distributor shall indemnify, defend and hold the Client, its affiliates, and each of their respective directors/trustees, officers, employees, representatives, and any person who controls or previously controlled the Client within the meaning of Section 15 of the 1933 Act (collectively, the “Client Indemnitees”), free and harmless from and against any and all Losses that any Client Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon (i) the Distributor’s breach of any of its obligations, representations, warranties or covenants contained in this Agreement; (ii) the Distributor’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Client (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with, information furnished to the Client by the Distributor in writing. In no event shall anything contained herein be so construed as to protect the Client against any liability to the Distributor to which the Client would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

The Distributor’s agreement to indemnify the Client Indemnitees is expressly conditioned upon the Distributor’s being notified of any action or claim of loss brought against a Client Indemnitee, such notification to be given by letter or telegram addressed to the Distributor’s President, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Client Indemnitee, unless the failure to give notice does not prejudice the Distributor. The failure so to notify the Distributor of any such action shall not relieve the Distributor from any liability which the Distributor may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, otherwise than on account of the Distributor’s indemnity agreement contained in this Section 7(C).

D.       The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such Losses, but if the Distributor elects to assume the defense, such defense shall be conducted by counsel chosen by the Distributor and approved by the Client Indemnitee, which approval shall not be unreasonably withheld. In the event the Distributor elects to assume the defense of any such suit and retain such counsel, the Client Indemnitee(s) in such suit shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any such suit, or in case the Client does not, in the exercise of reasonable judgment, approve of counsel chosen by the Distributor or, if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Distributor and the Client Indemnitee(s), the Distributor will reimburse the Client Indemnitee(s) in such suit, for the fees and expenses of any counsel retained by the Client and them. The Distributor’s indemnification agreement contained in Sections 7(C) and (D) shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Client Indemnitee(s), and shall survive the delivery of any Shares and the termination of this Agreement. This Agreement of indemnity will inure exclusively to the Client’s benefit, to the benefit of each Client Indemnitee.

E.       No person shall be obligated to provide indemnification under this Section 6 if such indemnification would be impermissible under the 1940 Act, the 1933 Act, the 1934 Act, the rules of the FINRA,; provided, however, in such event indemnification shall be provided under this Section 7 to the maximum extent so permissible.

 F.       No indemnified party shall settle any claim against it for which it intends to seek indemnification from the indemnifying party, under the terms of this Section 7, without the prior written approval from the indemnifying party, which approval shall not be unreasonably withheld. No indemnifying party shall settle any claim on behalf of an indemnified party, under the terms of this Section 7, without the prior written approval from the indemnified party.

Item 31.	Business and Other Connections of Investment Adviser

FFCM LLC (“FFCM”), a Delaware limited liability company and a wholly-owned subsidiary of AGF Management Limited, is a registered investment adviser. FFCM’s offices are located at 53 State Street, Suite 1308, Boston, Massachusetts 02109. Information as to the officers and directors of FFCM is included in its current Form ADV (File No. 801-71685) filed with the Securities and Exchange Commission.

AGF Investments America Inc. (“AGFA”), a registered investment adviser, is a corporation organized under the laws of Ontario, Canada and a wholly-owned subsidiary of AGF Management Limited. AGFA’s offices are located at 66 Wellington St. W., Toronto, Ontario, Canada, M5K 1E9. Information as to the officers and directors of AGFA is included in its current Form ADV (File No. 801-68681) filed with the Securities and Exchange Commission.

Item 32.	Principal Underwriter

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	Active Weighting Funds ETF Trust
4.	AdvisorShares Trust
5.	AmericaFirst Quantitative Funds
6.	American Century ETF Trust
7.	ARK ETF Trust
8.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
9.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
10.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
11.	Bridgeway Funds, Inc.
12.	Brinker Capital Destinations Trust
13.	Calvert Ultra-Short Duration Income NextShares, Series of Calvert Management Series
14.	Center Coast Brookfield MLP & Energy Infrastructure Fund
15.	CornerCap Group of Funds
16.	Davis Fundamental ETF Trust
17.	Direxion Shares ETF Trust
18.	Eaton Vance NextShares Trust
19.	Eaton Vance NextShares Trust II
20.	EIP Investment Trust
21.	EntrepreneurShares Series Trust
22.	Evanston Alternative Opportunities Fund
23.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
24.	FEG Absolute Access Fund I LLC
25.	Fiera Capital Series Trust

26.	FlexShares Trust
27.	Forum Funds
28.	Forum Funds II
29.	FQF Trust
30.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
31.	GraniteShares ETF Trust
32.	Guinness Atkinson Funds
33.	Horizons ETF Trust I (f/k/a Recon Capital Series Trust)
34.	Infinity Core Alternative Fund
35.	Innovator ETFs Trust
36.	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
37.	Ironwood Institutional Multi-Strategy Fund LLC
38.	Ironwood Multi-Strategy Fund LLC
39.	John Hancock Exchange-Traded Fund Trust
40.	Manor Investment Funds
41.	Miller/Howard Funds Trust
42.	Miller/Howard High Income Equity Fund
43.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
44.	MProved Systematic Long-Short Fund, Series Portfolios Trust
45.	MProved Systematic Merger Arbitrage Fund, Series Portfolios Trust
46.	MProved Systematic Multi-Strategy Fund, Series Portfolios Trust
47.	NYSE® Pickens Oil Response™ ETF, Series of ETF Series Solutions
48.	OSI ETF Trust
49.	Palmer Square Opportunistic Income Fund
50.	Partners Group Private Income Opportunities, LLC
51.	PENN Capital Funds Trust
52.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
53.	Pine Grove Alternative Institutional Fund
54.	Plan Investment Fund, Inc.
55.	PMC Funds, Series of Trust for Professional Managers
56.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
57.	Quaker Investment Trust
58.	Ranger Funds Investment Trust
59.	Renaissance Capital Greenwich Funds
60.	RMB Investors Trust (f/k/a Burnham Investors Trust)
61.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
62.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
63.	Salient MF Trust
64.	SharesPost 100 Fund
65.	Sound Shore Fund, Inc.
66.	Steben Alternative Investment Funds
67.	Steben Select Multi-Strategy Fund
68.	Strategy Shares
69.	The 504 Fund (f/k/a The Pennant 504 Fund)
70.	The Chartwell Funds
71.	The Community Development Fund
72.	The Relative Value Fund
73.	Third Avenue Trust
74.	Third Avenue Variable Series Trust
75.	TIFF Investment Program
76.	Transamerica ETF Trust
77.	U.S. Global Investors Funds
78.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
79.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
80.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
81.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
82.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
83.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
84.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
85.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
86.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

87.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
88.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
89.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
90.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
91.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
92.	Vivaldi Opportunities Fund
93.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
94.	Wintergreen Fund, Inc.
95.	WisdomTree Trust
96.	WST Investment Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks Jennifer K. DiValerio	Three Canal Plaza, Suite 100, Portland, ME 04101 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President Vice President	None None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)	No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 33.	Location of Accounts and Records

The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Trust’s service providers, whose addresses are as follows:

JPMorgan Chase Bank, N.A. 70 Fargo Street, 4th Floor Boston, MA 02110	FFCM LLC & AGF 53 State Street Suite 1308 Boston, MA 02109	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

U.S. Bancorp Fund Services, LLC – Transfer Agent to the AGF Mutual Funds

777 East Wisconsin Avenue

Milwaukee, WI 53202

Item 34.	Management Services

None.

Item 35.	Undertakings

Not Applicable.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 58 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 1st day of March, 2019.

FQF TRUST
By:	/s/William DeRoche
William DeRoche, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/William DeRoche	President	March 1, 2019
William DeRoche

/s/Joshua Hunter	Principal Financial Officer and Treasurer	March 1, 2019
Joshua Hunter

/s/Peter A. Ambrosini *	Trustee	March 1, 2019
Peter A. Ambrosini

/s/William C. Carey*	Trustee	March 1, 2019
William C. Carey

/s/Joseph A. Franco *	Trustee	March 1, 2019
Joseph A. Franco

/s/Richard S. Robie III *	Trustee	March 1, 2019
Richard S. Robie III

/s/Corey F. Rose
Corey F. Rose

*Signatures affixed by Corey F. Rose on March 1, 2019 pursuant to power of attorney.

Exhibit Index

EX.99.a.iv	Schedule A to the Trust Instrument